UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/19

Date of reporting period: 9/30/19

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2019

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Please Save the Date for Your 2020 Shareholder Meeting

     Thursday, April 16, 2020

The Kentucky Derby Museum, Louisville

Details will be available on our website:

www.aquilafunds.com

You may also contact your financial professional.

Aquila Churchill Tax-Free Fund of Kentucky “Understanding Interest Rates” Serving Kentucky investors since 1987

November, 2019

Dear Fellow Shareholder:

     The interest rate environment is one of the many factors that investors may find useful to consider when making a decision about current and future bond holdings – and whether to hold individual bonds or invest in a bond mutual fund such as Aquila Churchill Tax-Free Fund of Kentucky. We, therefore, thought it might be useful to highlight some considerations to bear in mind both in a rising and a falling interest rate environment.

Duration

     A bond fund’s duration, specifically modified duration, is an indicator of how sensitive the net asset value (or share price) is to a change in interest rates. Duration provides investors with another aspect of comparison between bonds with different maturities and coupon rates. Simply stated, for every 1% change in interest rates, positive or negative, the price of a bond fund will inversely decline or increase by its modified duration. For example, if a fund’s modified duration is 5 years, the net asset value could be expected to rise 5% for every 1% decline in interest rates, and fall by 5% for every 1% increase in interest rates. Bond funds with longer average maturities and lower average coupons have a longer duration, and therefore generally experience a higher degree of price fluctuation, while bond funds with shorter average maturities and higher average coupons have a shorter duration and generally experience a lesser degree of price fluctuation. Given that Aquila Churchill Tax-Free Fund of Kentucky seeks to provide as high a level of current income (exempt from Kentucky state and regular federal income taxes) as is consistent with preservation of capital, duration is an important component of our portfolio management considerations.

Price Returns and Total Returns

     Performance of bond funds is not solely tied to the incremental changes in interest rates. Bond fund total returns are generated from two sources; interest payments on bonds (paid as fund distributions or dividends) and changes in bond prices. While interest rates rise, active portfolio managers have opportunities to purchase bonds at higher yields, and over time, a portfolio’s income may off-set a decline in the value of individual bonds, possibly mitigating the impact of that decline on a fund’s total return. In a falling interest rate environment, shareholders of a bond fund may benefit from the fund’s diversity in portfolio holdings which will typically include bonds issued at varying points in time, including periods of higher interest rates.

Active Bond Fund Management

     Active bond fund portfolio managers have the ability to take strategic steps in an effort to mitigate, to some degree, the impact of market volatility. With the ability to actively manage fund holdings over time, these portfolio managers may implement a number of strategies in order to adjust fund portfolio holdings based on market expectations. For example, fund portfolio holdings may be altered by quality rating in an effort to manage credit risk. Holdings may also be altered by maturity date and coupon, thereby adjusting portfolio duration, or the sensitivity of the portfolio to movements in interest rates. Reducing portfolio duration would reduce sensitivity to a change in interest rates.

NOT A PART OF THE SEMI-ANNUAL REPORT

The Aquila Group of Funds Approach

     The investment approach the Aquila Group of Funds follows in managing Aquila Churchill Tax-Free Fund of Kentucky and each of our other municipal bond funds is based on a disciplined style, focused on an average intermediate portfolio maturity (in order to manage interest rate sensitivity) and bonds of investment grade quality coupled with our credit research (in order to manage credit risk). Over the history of the Aquila Group of Funds, intermediate maturity and high-quality bonds have demonstrated a relatively high degree of market liquidity. This has enabled us to maintain portfolio integrity in a wide variety of market environments, in that the sale of individual bond holdings has not changed the intermediate, high-quality characteristics of the portfolio.

     Thank you for your continued investment in Aquila Churchill Tax-Free Fund of Kentucky.

Sincerely,

Diana P. Herrmann, Vice Chair and President

_____________________________________

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.

When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issues, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (4.6%)	and Fitch	Value
	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$335,963
	Lexington-Fayette Urban County,
	Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,985,128
	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	410,752
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	936,110
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	966,326
	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa1/NR/NR	643,579
635,000	4.000%, 06/01/26	Aa1/NR/NR	664,318
660,000	4.000%, 06/01/27	Aa1/NR/NR	689,601
	Total General Obligation Bonds.		8,631,777

	Revenue Bonds (92.1%)
	State Agency (26.1%)
	Kentucky Asset & Liability Commission
	Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,031,730
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,274,080
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,322,780
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,186,850
	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	355,809
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+/NR	210,447
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,490
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,518
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,551
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,626
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,561
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,721
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	386,130
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	313,982
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	459,177
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	474,273

5 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	State Agency (continued)
	Kentucky Rural Water Finance Corp.
	(continued)
$465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	$488,427
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	514,490
	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,583,517
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,901,170
	Kentucky State Property and Buildings
	Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,128,050
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	671,950
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	702,501
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,690,860
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	868,691
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,474,420
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,808,800
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,448,857
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,706,238
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,923,250
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A-/A+	1,560,902
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,117,840
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,205,710
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,404,260
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	591,175
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,710,833
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,195,569
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,229,770
	Total State Agency		48,491,005

	Airports (7.1%)
	Lexington-Fayette Urban County
	Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012
	Series A AMT	Aa2/AA/NR	1,687,315
400,000	5.000%, 07/01/29 2012
	Series A AMT	Aa2/AA/NR	433,476
1,350,000	5.000%, 07/01/30 2012
	Series A AMT	Aa2/AA/NR	1,461,092

6 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Airports (continued)
$750,000	5.000%, 07/01/31 2012
	Series A AMT	Aa2/AA/NR	$810,668
260,000	5.000%, 07/01/29 2016
	Series B AMT	Aa2/AA/NR	274,503
275,000	5.000%, 07/01/30 2016
	Series B AMT	Aa2/AA/NR	290,241
300,000	5.000%, 07/01/32 2016
	Series B AMT	Aa2/AA/NR	316,413
330,000	5.000%, 07/01/34 2016
	Series B AMT	Aa2/AA/NR	347,820
365,000	5.000%, 07/01/36 2016
	Series B AMT	Aa2/AA/NR	384,455
	Louisville, Kentucky Regional Airport
	Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,317,738
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,669,960
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	2,173,357
	Total Airports		13,167,038

	Healthcare (12.4%)
	City of Ashland, Kentucky, Medical
	Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa3/BBB-/BBB-	2,020,260
2,535,000	5.000%, 02/01/23 Series B	Baa3/BBB-/BBB-	2,560,806
	Hardin County, Kentucky, Hardin
	Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	818,547
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	777,559
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	570,120
	Kentucky Economic Development
	Finance Authority, Kings Daughter
	Medical Center
1,000,000	5.000%, 02/01/30	Baa3/BBB-/BBB-	1,010,010
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Health
	System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	3,050,512
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	4,191,145

7 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Healthcare (continued)
	Louisville & Jefferson County, Kentucky
	Metropolitan Government,
	Louisville Medical Center, Laundry
	Facility Project
$695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	$744,505
	Louisville & Jefferson County, Kentucky
	Metropolitan Government,
	Louisville Medical Center, Steam &
	Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	968,903
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,512,847
680,000	4.000%, 10/01/29	NR/A+/NR	722,146
	Total Healthcare		22,947,360

	Higher Education (10.4%)
	Boyle County, Kentucky College
	Refunding & Improvement
2,050,000	5.000%, 06/01/28	A3/A/NR	2,491,016
1,000,000	5.000%, 06/01/29	A3/A/NR	1,211,600
	Eastern Kentucky University General
	Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,307,662
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,504,745
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	973,191
	Kentucky Bond Development Corp.
	Industrial Building Revenue, City
	of Stamping Ground (Transylvania
	University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	569,293
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	677,283
	Lexington-Fayette, Kentucky Urban
	County Government (Transylvania
	University Project)
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,444,641

8 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	Louisville & Jefferson County,
	Kentucky Metropolitan Government
	College Improvement (Bellarmine
	University Project)
$2,270,000	5.000%, 05/01/33	Baa3/NR/NR	$2,564,850
	Morehead State University, Kentucky
	General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,165,160
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,098,340
	Murray State University Project,
	Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,083,063
	University of Kentucky, COP
1,000,000	4.000%, 05/01/39 2011
	Series 2019A.	Aa3/AA-/NR	1,125,750
	University of Louisville, Kentucky
	General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	A3/A+/NR	1,065,730
	Total Higher Education		19,282,324

	Housing (0.6%)
	Kentucky Housing Multifamily
	Mortgage Revenue
1,185,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,187,216

	Local Public Property (6.1%)
	Jefferson County, Kentucky Capital
	Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,955,869
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,644,904
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	A1/NR/AA+	1,073,242
	Kentucky Association of Counties
	Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	543,196
100,000	4.250%, 02/01/24 Series A	NR/AA-/NR	102,209
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	321,073
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	369,477
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	393,472
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	427,411
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	461,411

9 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Kentucky Bond Corp. Financing Program
$915,000	5.125%, 02/01/28	NR/AA-/NR	$959,103
	Kentucky Bond Development Corp.
	Transient Room Tax Revenue (Lexington
	Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,925,125
	River City Parking Authority of River City,
	Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,109,500
	Total Local Public Property		11,285,992

	School Building (13.6%)
	Caldwell County, Kentucky School
	District Finance Corp.
530,000	4.250%, 04/01/30	A1/NR/NR	552,414
	Campbell County, Kentucky School
	District Finance Corp.
340,000	3.500%, 08/01/22	A1/NR/NR	351,727
	Fayette County, Kentucky School
	District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,544,350
3,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,132,280
3,000,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	785,062
	Franklin County, Kentucky School
	District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,649,388
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,249,737
	Jefferson County, Kentucky School
	District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	946,744
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,213,793
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,361,400
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,792,878
	Logan County, Kentucky School
	District Finance Corp., Energy
	Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	635,364
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	677,792

10 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	School Building (continued)
	Shelby County, Kentucky School District
	Finance Corp. School Building
$3,200,000	4.000%, 02/01/28	A1/NR/NR	$3,668,960
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,785,480
	Total School Building.		25,347,369

	Student Loan (1.8%)
	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,556,957
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	453,560
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	707,310
640,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	659,078
	Total Student Loan		3,376,905

	Turnpike/Highway (9.1%)
	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,449,400
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,737,789
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,089,030
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	2,051,209
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,486,161
	Total Turnpike/Highway		16,813,589

	Utilities (4.9%)
	Campbell & Kenton Counties,
	Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,418,206
	Kentucky State Municipal Power
	Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,033,310
	Louisville & Jefferson County, Kentucky
	Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	537,365
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,170,022
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa2/NR/NR	1,083,240
	Owensboro, Kentucky Electric, Light
	and Power
1,805,000	5.000%, 01/01/26 AGMC Insured
	Series B	A2/AA/NR	1,819,982
	Total Utilities		9,062,125
	Total Revenue Bonds		170,960,923

11 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (1.4%)††	and Fitch	Value
	Pre-Refunded Revenue Bonds (1.4%)
	Healthcare (1.0%)
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue,
	Catholic Health Initiatives
$1,715,000	5.000%, 12/01/35	NR/NR/NR*	$1,879,640

	Local Public Property (0.4%)
	Kentucky Association of Counties
	Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	226,604
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	105,397
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	105,397
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	242,413
	Total Local Public Property		679,811
	Total Pre-Refunded Bonds		2,559,451
	Total Municipal Bonds
	(cost $173,810,016)		182,152,151

Shares	Short-Term Investment (0.7%)
1,218,556	Dreyfus Treasury Obligations Cash
	Management - Institutional Shares,
	1.84%** (cost $1,218,556)	Aaa-mf/AAAm/NR	1,218,556
	Total Investments
	(cost $175,028,572-note 4)	98.8%	183,370,707
	Other assets less liabilities	1.2	2,197,582
	Net Assets	100.0%	$185,568,289

12 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Percentage of
Investments†
Portfolio Distribution By Quality Rating
Pre-refunded bonds††	1.4%
Aa of Moody's or AA of S&P or Fitch	41.3
A of Moody's or S&P or Fitch.	51.2
Baa of Moody's or BBB of S&P or Fitch	5.4
Not Rated*	0.7
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

13 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (unaudited)

ASSETS
Investments at value (cost $175,028,572)	$183,370,707
Interest receivable	2,201,667
Receivable for Fund shares sold	275,737
Other assets	19,957
Total assets	185,868,068
LIABILITIES
Payable for Fund shares redeemed	102,407
Dividends payable	73,828
Management fee payable	60,900
Distribution and service fees payable	643
Accrued expenses payable	62,001
Total liabilities	299,779
NET ASSETS	$185,568,289

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$171,365
Additional paid-in capital	177,024,655
Total distributable earnings	8,372,269
$185,568,289
CLASS A
Net Assets	$145,287,338
Capital shares outstanding	13,417,096
Net asset value and redemption price per share	$10.83
Maximum offering price per share (100/96 of $10.83)	$11.28
CLASS C
Net Assets	$6,421,677
Capital shares outstanding	593,385
Net asset value and offering price per share	$10.82
CLASS I
Net Assets	$6,709,979
Capital shares outstanding	619,928
Net asset value, offering and redemption price per share	$10.82
CLASS Y
Net Assets	$27,149,295
Capital shares outstanding	2,506,061
Net asset value, offering and redemption price per share	$10.83

See accompanying notes to financial statements.

14 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2019 (unaudited)

Investment Income
Interest income		$2,869,810
Expenses
Management fee (note 3)	$372,294
Distribution and service fee (note 3)	144,325
Transfer and shareholder servicing agent fees (note 3)	67,344
Trustees’ fees and expenses (note 7)	40,194
Legal fees	31,359
Fund accounting fees	26,303
Auditing and tax fees	11,130
Shareholders’ reports	10,595
Registration fees and dues	10,291
Chief compliance officer services (note 3)	5,572
Insurance	4,574
Custodian fees	3,307
Miscellaneous	26,432
Total expenses		753,720
Net investment income		2,116,090

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	113,203
Change in unrealized appreciation on investments	3,084,095

Net realized and unrealized gain (loss) on investments		3,197,298
Net change in net assets resulting from operations		$5,313,388

See accompanying notes to financial statements.

15 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(unaudited)	March 31, 2019
OPERATIONS:
Net investment income	$2,116,090	$4,696,877
Realized gain (loss) from securities transactions	113,203	(157,274)
Change in unrealized appreciation on
investments	3,084,095	3,341,102
Change in net assets resulting from operations	5,313,388	7,880,705

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(1,651,385)	(3,766,072)

Class C Shares	(48,078)	(130,640)

Class I Shares.	(71,681)	(162,255)

Class Y Shares	(343,090)	(926,313)
Change in net assets from distributions	(2,114,234)	(4,985,280)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	6,464,298	11,070,598
Reinvested dividends and distributions	1,641,974	3,629,219
Cost of shares redeemed	(13,241,701)	(50,330,983)
Change in net assets from capital share
transactions	(5,135,429)	(35,631,166)

Change in net assets	(1,936,275)	(32,735,741)

NET ASSETS:
Beginning of period	187,504,564	220,240,305
End of period	$185,568,289	$187,504,564

See accompanying notes to financial statements.

16 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019 (unaudited)

1. Organization

     Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Churchill Tax-Free Fund of Kentucky), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the date of this report, there were no Class F Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/ or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

17 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2019:

Investments
Valuation Inputs*	in Securities
Level 1 – Quoted Prices — Short-Term Investment	$1,218,556
Level 2 – Other Significant Observable
Inputs — Municipal Bonds	182,152,151
Level 3 – Significant Unobservable Inputs	—
Total	$183,370,707

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2016 – 2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

18 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no items identified that have been reclassified among components of net assets.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

j)	New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed this provision and has concluded that there is no impact to the Fund.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as Manager for the Fund under an Advisory and Administration Agreement with Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well managing relationships with all the various support organizations to the Fund as the shareholder servicing agent, custodian, legal counsel, auditors and distributor For its services, the Manager is entitled to receive a fee which is payable monthly computed as of the close of business each day at the annual rate of 0.40% on the Fund’s net assets.

19 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2019, distribution fees on Class A Shares amounted to $107,431 of which the Distributor retained $4,225.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $25,168. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $8,389. For the six months ended September 30, 2019, the total of these payments with respect to Class C Shares amounted to $33,557 of which the Distributor retained $8,484.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.10%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2019, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $11,678 of which $3,337 related to the Plan and $8,341 related to the Shareholder Services Plan.

20 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2019, total commissions on sales of Class A Shares amounted to $47,436 of which the Distributor received $3,848.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2019, purchases of securities and proceeds from the sales of securities aggregated $3,504,263 and $8,630,917, respectively.

     At September 30, 2019, the aggregate tax cost for all securities was $175,028,572. At September 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,342,653 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $518 for a net unrealized appreciation of $8,342,135.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations. At September 30, 2019, the Fund had all of its long-term portfolio holdings invested in municipal obligations of issuers within Kentucky.

21 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2019		Year Ended
	(unaudited)		March 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	400,711	$4,318,572	535,069	$5,600,894
Reinvested dividends and
distributions	123,760	1,334,868	275,453	2,885,564
Cost of shares redeemed	(653,100)	(7,017,156)	(2,578,150)	(26,974,363)
Net change	(128,629)	(1,363,716)	(1,767,628)	(18,487,905)
Class C Shares:
Proceeds from shares sold	10,093	108,636	53,307	557,547
Reinvested dividends and
distributions	4,108	44,270	11,026	115,398
Cost of shares redeemed	(77,433)	(833,480)	(291,055)	(3,041,366)
Net change	(63,232)	(680,574)	(226,722)	(2,368,421)
Class I Shares:
Proceeds from shares sold	—	—	1,912	20,000
Reinvested dividends and
distributions	6,649	71,681	15,276	159,944
Cost of shares redeemed	(6,698)	(72,207)	(97,224)	(1,012,387)
Net change	(49)	(526)	(80,036)	(832,443)
Class Y Shares:
Proceeds from shares sold	189,340	2,037,090	467,658	4,892,157
Reinvested dividends and
distributions	17,713	191,155	44,697	468,313
Cost of shares redeemed	(494,201)	(5,318,858)	(1,841,832)	(19,302,867)
Net change	(287,148)	(3,090,613)	(1,329,477)	(13,942,397)
Total transactions in Fund
shares	(479,058)	$(5,135,429)	(3,403,863)	$(35,631,166)

7. Trustees’ Fees and Expenses

     At September 30, 2019, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2019 was $28,804. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2019, such meeting-related expenses amounted to $11,390.

22 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2019, the Fund had a capital loss carry forward of $61,316 which has a character of long-term and has no expiration.

23 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Net tax-exempt income	$4,663,281	$5,934,332
Ordinary Income	29,026	47,664
Capital gains	292,973	143,672
	$4,985,280	$6,125,668

     As of March 31, 2019, the components of distributable earnings on a tax basis were:

Accumulated net realized loss	$(61,316)
Unrealized appreciation	5,262,788
Undistributed tax-exempt income	156,173
Other temporary differences	(88,572)
Post October losses	(95,958)
$5,173,115

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds (which is comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 26, 2020 (per the August 28, 2019 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2019.

24 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.64		$10.48	$10.55	$10.88	$10.91	$10.65
Income from investment operations:
Net investment income(1)	0.12		0.25	0.26	0.29	0.32	0.33
Net gain (loss) on securities
(both realized and unrealized)	0.19		0.18	(0.06)	(0.33)	(0.03)	0.26
Total from investment operations	0.31		0.43	0.20	(0.04)	0.29	0.59
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.25)	(0.26)	(0.29)	(0.32)	(0.33)
Distributions from capital gains	—		(0.02)	(0.01)	—	—	—
Total distributions	(0.12)		(0.27)	(0.27)	(0.29)	(0.32)	(0.33)
Net asset value, end of period	$10.83		$10.64	$10.48	$10.55	$10.88	$10.91
Total return (not reflecting sales charge)	2.95	%(2)	4.10%	1.89%	(0.40)%	2.75%	5.61%
Ratios/supplemental data
Net assets, end of period (in millions)	$145		$144	$160	$185	$189	$187
Ratio of expenses to average net assets	0.80	%(3)	0.79%	0.75%	0.73%	0.73%	0.78%
Ratio of net investment income to average
net assets	2.29	%(3)	2.36%	2.48%	2.69%	3.00%	3.07%
Portfolio turnover rate	2	%(2)	6%	9%	27%	7%	14%

____________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

25 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.64		$10.47	$10.54	$10.87	$10.90	$10.64
Income from investment operations:
Net investment income(1)	0.08		0.16	0.17	0.20	0.23	0.24
Net gain (loss) on securities
(both realized and unrealized)	0.18		0.19	(0.06)	(0.33)	(0.03)	0.26
Total from investment operations	0.26		0.35	0.11	(0.13)	0.20	0.50
Less distributions (note 9):
Dividends from net investment income	(0.08)		(0.16)	(0.17)	(0.20)	(0.23)	(0.24)
Distributions from capital gains	—		(0.02)	(0.01)	—	—	—
Total distributions	(0.08)		(0.18)	(0.18)	(0.20)	(0.23)	(0.24)
Net asset value, end of period	$10.82		$10.64	$10.47	$10.54	$10.87	$10.90
Total return (not reflecting CDSC)	2.42	%(2)	3.32%	1.03%	(1.24)%	1.88%	4.72%
Ratios/supplemental data
Net assets, end of period (in millions)	$6		$7	$9	$9	$10	$10
Ratio of expenses to average net assets	1.65	%(3)	1.64%	1.60%	1.58%	1.58%	1.63%
Ratio of net investment income to average
net assets	1.43	%(3)	1.50%	1.63%	1.84%	2.14%	2.21%
Portfolio turnover rate	2	%(2)	6%	9%	27%	7%	14%

____________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

26 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.64		$10.47	$10.54	$10.87	$10.90	$10.64
Income from investment operations:
Net investment income(1)	0.12		0.23	0.25	0.27	0.31	0.32
Net gain on securities
(both realized and unrealized)	0.18		0.19	(0.07)	(0.33)	(0.03)	0.26
Total from investment operations.	0.30		0.42	0.18	(0.06)	0.28	0.58
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.23)	(0.24)	(0.27)	(0.31)	(0.32)
Distributions from capital gains	—		(0.02)	(0.01)	—	—	—
Total distributions	(0.12)		(0.25)	(0.25)	(0.27)	(0.31)	(0.32)
Net asset value, end of period	$10.82		$10.64	$10.47	$10.54	$10.87	$10.90
Total return	2.79	%(2)	4.04%	1.74%	(0.55)%	2.61%	5.46%
Ratios/supplemental data
Net assets, end of period (in millions)	$7		$7	$7	$8	$9	$8
Ratio of expenses to average net assets	0.93	%(3)	0.94%	0.90%	0.87%	0.87%	0.92%
Ratio of net investment income to average
net assets	2.15	%(3)	2.20%	2.33%	2.54%	2.86%	2.93%
Portfolio turnover rate	2	%(2)	6%	9%	27%	7%	14%

____________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

27 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.65		$10.48	$10.55	$10.88	$10.91	$10.65
Income from investment operations:
Net investment income(1)	0.13		0.26	0.28	0.31	0.34	0.35
Net gain (loss) on securities
(both realized and unrealized)	0.18		0.19	(0.06)	(0.34)	(0.03)	0.26
Total from investment operations	0.31		0.45	0.22	(0.03)	0.31	0.61
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.26)	(0.28)	(0.30)	(0.34)	(0.35)
Distributions from capital gains	—		(0.02)	(0.01)	—	—	—
Total distributions	(0.13)		(0.28)	(0.29)	(0.30)	(0.34)	(0.35)
Net asset value, end of period	$10.83		$10.65	$10.48	$10.55	$10.88	$10.91
Total return	2.93	%(2)	4.35%	2.04%	(0.25)%	2.92%	5.77%
Ratios/supplemental data
Net assets, end of period (in millions)	$27		$30	$43	$51	$47	$32
Ratio of expenses to average net assets	0.65	%(3)	0.64%	0.60%	0.58%	0.58%	0.63%
Ratio of net investment income to average
net assets	2.44	%(3)	2.50%	2.63%	2.84%	3.15%	3.21%
Portfolio turnover rate	2	%(2)	6%	9%	27%	7%	14%

____________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

28 | Aquila Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2019. The independent Trustees met telephonically on August 26, 2019 and in person on September 15, 2019 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 15, 2019, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2020. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. Royden Durham, Tony Tanner and James Thompson as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. They considered that Mr. Durham, the Fund’s lead portfolio manager, is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

29 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (the Fund and four other Kentucky intermediate and long municipal bond funds, as classified by Morningstar; three of the funds charge a front-end sales charge and one fund is a no-load fund);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was equal to or higher than the average annual total return of the funds in the Peer Group for each of the three and five-year periods ended June 30, 2019, but lower than the average annual total return of the funds in the Peer Group for the one and ten-year periods ended June 30, 2019. The Trustees also considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for each of the one, three, five and ten-year periods ended June 30, 2019. The Trustees further considered that the Fund outperformed its benchmark index for the five and ten year-periods but underperformed its benchmark index for the one and three-year periods, all as of June 30, 2019. The Trustees noted that a no-load fund was included in the Peer Group and considered the impact of the inclusion of such fund in the average annual return of the funds in the Peer Group. The Trustees also considered that the Fund invests primarily in municipal obligations issued by the Commonwealth of Kentucky, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and that approximately 1% of the benchmark index consists of Kentucky bonds. The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2019. The Trustees further noted that the Fund’s Sharpe ratio was in the first quintile for the three and five-year periods, both ended June 30, 2019, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

30 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was less than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion).

     The Trustees noted that the Fund’s actual management fee was lower than the average actual management fee of the funds in both the Peer Group and the Product Category for Expenses (both after giving effect to fee waivers in effect for those funds). They further noted that the Fund’s expenses were less than the average actual expenses of the funds in the Peer Group (after giving effect to fee waivers in effect for those funds) but higher than the average actual expenses of the funds in the Product Category for Expenses (after giving effect to fee waivers in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

31 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

32 | Aquila Churchill Tax-Free Fund of Kentucky

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/19 –	Value	4/1/19 –	Expense
Class	4/1/19	9/30/19	9/30/19	9/30/19	9/30/19	Ratio
A	$1,000	$1,029.50	$4.06	$1,021.00	$4.04	0.80%
C	$1,000	$1,024.20	$8.35	$1,016.75	$8.32	1.65%
I	$1,000	$1,027.90	$4.71	$1,020.35	$4.70	0.93%
Y	$1,000	$1,029.30	$3.30	$1,021.75	$3.29	0.65%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

33 | Aquila Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports that you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2019, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2019, $4,663,281 of dividends paid by Aquila Churchill Tax-Free Fund of Kentucky, constituting 93.5% of total dividends paid, were exempt-interest dividends; $292,973 of dividends paid by the Fund constituting 5.9% of total dividends paid were capital gains distributions and the balance was ordinary income.

     Prior to February 15, 2020, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2019 calendar year.

34 | Aquila Churchill Tax-Free Fund of Kentucky

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Paul G. O’Brien, Senior Vice President

Royden P. Durham, Vice President

and Lead Portfolio Manager

Anthony A. Tanner, Vice President

and Portfolio Manager

James T. Thompson, Vice President and

Portfolio Manager

Brandon M. Moody, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2019

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Please Save the Date for Your 2020 Shareholder Meeting

Thursday, April 30, 2020

Rhode Island Convention Center

Providence, RI

Details will be available on our website as the date approaches:

www.aquilafunds.com

You may also contact your financial professional.

Aquila Narragansett Tax-Free Income Fund “Understanding Interest Rates” Serving Rhode Island investors since 1992

November, 2019

Dear Fellow Shareholder:

     The interest rate environment is one of the many factors that investors may find useful to consider when making a decision about current and future bond holdings – and whether to hold individual bonds or invest in a bond mutual fund such as Aquila Narragansett Tax-Free Income Fund. We, therefore, thought it might be useful to highlight some considerations to bear in mind both in a rising and a falling interest rate environment.

Duration

     A bond fund’s duration, specifically modified duration, is an indicator of how sensitive the net asset value (or share price) is to a change in interest rates. Duration provides investors with another aspect of comparison between bonds with different maturities and coupon rates. Simply stated, for every 1% change in interest rates, positive or negative, the price of a bond fund will inversely decline or increase by its modified duration. For example, if a fund’s modified duration is 5 years, the net asset value could be expected to rise 5% for every 1% decline in interest rates, and fall by 5% for every 1% increase in interest rates. Bond funds with longer average maturities and lower average coupons have a longer duration, and therefore generally experience a higher degree of price fluctuation, while bond funds with shorter average maturities and higher average coupons have a shorter duration and generally experience a lesser degree of price fluctuation. Given that Aquila Narragansett Tax-Free Income Fund seeks to provide as high a level of current income (exempt from Rhode Island state and regular federal income taxes) as is consistent with preservation of capital, duration is an important component of our portfolio management considerations.

Price Returns and Total Returns

     Performance of bond funds is not solely tied to the incremental changes in interest rates. Bond fund total returns are generated from two sources; interest payments on bonds (paid as fund distributions or dividends) and changes in bond prices. While interest rates rise, active portfolio managers have opportunities to purchase bonds at higher yields, and over time, a portfolio’s income may off-set a decline in the value of individual bonds, possibly mitigating the impact of that decline on a fund’s total return. In a falling interest rate environment, shareholders of a bond fund may benefit from the fund’s diversity in portfolio holdings which will typically include bonds issued at varying points in time, including periods of higher interest rates.

Active Bond Fund Management

     Active bond fund portfolio managers have the ability to take strategic steps in an effort to mitigate, to some degree, the impact of market volatility. With the ability to actively manage fund holdings over time, these portfolio managers may implement a number of strategies in order to adjust fund portfolio holdings based on market expectations. For example, fund portfolio holdings may be altered by quality rating in an effort to manage credit risk. Holdings may also be altered by maturity date and coupon, thereby adjusting portfolio duration, or the sensitivity of the portfolio to movements in interest rates. Reducing portfolio duration would reduce sensitivity to a change in interest rates.

NOT A PART OF THE SEMI-ANNUAL REPORT

The Aquila Group of Funds Approach

     The investment approach the Aquila Group of Funds follows in managing Aquila Narragansett Tax-Free Income Fund and each of our other municipal bond funds is based on a disciplined style, focused on an average intermediate portfolio maturity (in order to manage interest rate sensitivity) and bonds of investment grade quality coupled with our credit research (in order to manage credit risk). Over the history of the Aquila Group of Funds, intermediate maturity and high-quality bonds have demonstrated a relatively high degree of market liquidity. This has enabled us to maintain portfolio integrity in a wide variety of market environments, in that the sale of individual bond holdings has not changed the intermediate, high-quality characteristics of the portfolio.

     Thank you for your continued investment in Aquila Narragansett Tax-Free Income Fund.

Sincerely,

Diana P. Herrmann, Vice Chair and President

_____________________________________

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.

When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issues, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (29.2%)	and Fitch	Value
	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,153,354
	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	981,836
	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,768,132
	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,523,472
750,000	4.300%, 07/01/30 Series 2010 A
	AGMC Insured	A1/AA/AA+	763,942
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,462,207
1,000,000	4.000%, 08/01/33 Series 2019 A
	BAMI Insured	A1/AA/AA+	1,156,090
615,000	4.000%, 08/01/35 Series 2019 A
	BAMI Insured	A1/AA/AA+	707,545
1,515,000	4.250%, 07/15/24 Series B BAMI
	Insured	A1/AA/AA+	1,711,117
1,000,000	4.250%, 07/15/25 Series B BAMI
	Insured	A1/AA/AA+	1,154,720
	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	530,440
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	530,530
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	846,006
	East Providence, Rhode Island
	Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,546,125
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	526,600
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A2/AA/NR	1,079,884
1,020,000	3.700%, 06/01/33 Series A	A2/AA/NR	1,075,814
	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,642,845
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,472,175
	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,121,493
	North Kingstown, Rhode Island
885,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	922,099
	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	904,208
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,229,144

5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Pawtucket, Rhode Island
$1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/A+	$1,114,727
890,000	4.500%, 07/15/33 Series C AGMC
	Insured	A2/AA/NR	1,082,240
935,000	4.500%, 07/15/34 Series C AGMC
	Insured	A2/AA/NR	1,133,313
975,000	4.500%, 07/15/35 Series C AGMC
	Insured	A2/AA/NR	1,168,547
	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,273,152
	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,559,265
1,500,000	5.000%, 01/15/26 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,558,350
975,000	3.625%, 01/15/29 Series A AGMC
	Insured	A2/AA/A-	1,017,607
2,010,000	3.750%, 01/15/30 Series A AGMC
	Insured	A2/AA/A-	2,099,566
1,000,000	3.750%, 01/15/32 Series A AGMC
	Insured	A2/AA/A-	1,041,150
	Rhode Island State & Providence
	Plantations Consolidated Capital
	Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,192,960
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,349,084
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,107,360
2,000,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,328,520
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,094,820
2,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	2,090,140
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,239,872
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,032,240
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,749,180
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,277,960
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,345,220
	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,080,007
	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,348,460
	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B
	AGMC Insured	NR/AA/NR	2,138,600

6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	West Greenwich, Rhode Island
$1,175,000	3.000%, 08/15/26	NR/AA+/NR	$1,284,534
	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI
	Insured	Baa2/AA/NR	939,022
	Total General Obligation Bonds		69,455,674

	Revenue Bonds (65.4%)
	Development (6.4%)
	Providence, Rhode Island
	Redevelopment Agency Refunding
	Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC
	Insured	A2/AA/NR	1,957,788
	Rhode Island Convention Center
	Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,687,680
	Rhode Island Infrastructure Bank
	Municipal Road and Bridge
	Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/BBB+/BBB+	1,082,599
845,000	4.000%, 10/01/34 Series 2019 A	NR/BBB+/BBB+	975,214
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/BBB+/BBB+	1,158,692
	Rhode Island Infrastructure Efficient
	Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,316,404
	Total Development		15,178,377

	Healthcare (3.2%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB-/BB	551,785
	Rhode Island Health & Education
	Building Corp., Hospital Financing,
	Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,177,390
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,167,730
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,454,888
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	2,013,515

7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Healthcare (continued)
	Rhode Island State & Providence
	Plantations Lease COP (Eleanor
	Slater Hospital Project)
$1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	$1,157,020
	Total Healthcare		7,522,328
	Higher Education (10.2%)
	Rhode Island Health and Education
	Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,182,547
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,543,173
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,067,190
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,520,119
	Rhode Island Health and Education
	Building Corp., Higher Educational
	Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,579,900
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,791,589
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,119,520
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,625,275
1,000,000	3.500%, 08/15/30 Series B AGMC
	Insured	A1/AA/NR	1,042,470
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,151,710
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	558,990
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	2,925,150
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,130,040
	Rhode Island Health and Education
	Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,038,480
	Total Higher Education		24,276,153

8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (4.1%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
$1,500,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	$1,539,435
	Rhode Island Housing & Mortgage
	Finance Corp. Homeownership
	Opportunity
300,000	3.350%, 10/01/41 Series 68-C	Aa1/AA+/NR	310,083
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,542,650
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,041,420
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,311,073
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,036,410
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,047,460
	Total Housing		9,828,531

	Public School (25.2%)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	947,704
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,925,698
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Chariho
	Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,724,197
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of
	Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B
	AGMC Insured	Aa3/AA/NR	1,048,060
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,047,970
	Rhode Island Health and Educational
	Building Corp., Public School
	Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI
	Insured	NR/AA/NR	1,300,092

9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, East Greenwich
$1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	$1,037,320
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,038,970
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of East
	Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,033,910
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	1,112,188
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Little
	Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,777,140
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,063,040
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,577,985
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	Aa3/AA-/NR	1,029,220
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,197,999
750,000	5.000%, 05/15/31 Series 2017 G
	AGMC Insured	Aa3/AA/NR	916,935
500,000	5.000%, 05/15/32 Series 2019 A
	AGMC Insured	Aa3/AA/NR	631,500
500,000	5.000%, 05/15/33 Series 2019 A
	AGMC Insured	Aa3/AA/NR	629,290
500,000	5.000%, 05/15/34 Series 2019 A
	AGMC Insured	Aa3/AA/NR	626,950
500,000	4.000%, 05/15/37 Series 2019 A
	AGMC Insured	Aa3/AA/NR	567,150

10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of
	Pawtucket
$1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	$1,733,610
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI
	Insured	Aa3/AA/NR	1,168,670
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,181,958
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,226,566
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,440,522
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,540,702
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue -
	Tiverton, Foster-Glocester, Cranston,
	East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,413,850
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue -
	Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,964,434
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Buildings Authority
1,500,000	3.500%, 05/15/24 Series 2015 A
	AGMC Insured	Aa3/AA/NR	1,619,505
3,000,000	3.750%, 05/15/27 Series 2015 A
	AGMC Insured	Aa3/AA/NR	3,283,560
1,500,000	4.000%, 05/15/28 Series 2015 A
	AGMC Insured	Aa3/AA/NR	1,662,795
2,000,000	4.000%, 05/15/30 Series 2015 B
	AGMC Insured	Aa3/AA/NR	2,205,540
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Schools
	4.250%, 05/15/21 Series 2007 B
1,000,000	AGMC Insured	A2/AA/NR	1,002,040

11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Schools (continued)
$2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	$2,146,600
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,195,860
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,201,040
1,000,000	4.000%, 05/15/35 Series 2019 A
	AGMC Insured	Aa3/AA/NR	1,140,910
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,130,630
800,000	3.500%, 05/15/26 Series B MAC
	Insured	NR/AA/NR	863,792
1,340,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	1,557,629
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A
	AGMC Insured	Aa3/AA/NR	612,445
500,000	5.000%, 05/15/28 Series 2017 A
	AGMC Insured	Aa3/AA/NR	610,600
500,000	5.000%, 05/15/29 Series 2017 A
	AGMC Insured	Aa3/AA/NR	608,870
	Total Public School		59,745,446

	Transportation (4.3%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/A/BBB+	741,801
1,015,000	5.000%, 07/01/37 Series D	Baa1/A/BBB+	1,181,024
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,837,590
	Rhode Island Commerce Corp.,
	Grant Anticipation (Rhode Island
	Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,061,899
1,000,000	5.000%, 06/15/31	A2/AA-/NR	1,196,390
	Rhode Island State Economic
	Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/BBB+	1,116,980
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/BBB+	2,151,140
	Total Transportation		10,286,824

12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Turnpike/Highway (4.0%)
	Rhode Island State Turnpike & Bridge
	Authority
$500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	$514,575
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,654,496
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,082,960
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,040,040
	Rhode Island State Turnpike & Bridge
	Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,395,831
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,653,975
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,098,050
	Total Turnpike/Highway		9,439,927

	Water and Sewer (7.0%)
	Narragansett, Rhode Island Bay
	Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,499,787
	Rhode Island Clean Water Protection
	Finance Agency
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,535
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control
	Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG
	Insured	Aaa/AAA/AAA	3,183,120
	Rhode Island Clean Water Protection
	Finance Agency Safe Drinking Water
	Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,199,316
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,056,320
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,054,660
	Rhode Island Infrastructure Bank Water,
	City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG
	Insured	Baa2/A/NR	2,052,835
	Rhode Island Infrastructure Bank Water,
	Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,948,581
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	574,370

13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Rhode Island Infrastructure Bank Water,
	Safe Drinking Water
$500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	$526,520
	Total Water and Sewer		16,597,044

	Other Revenue (1.0%)
	Providence, Rhode Island Public
	Building Authority (Capital
	Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC
	Insured	A2/AA/NR	2,433,680
	Total Revenue Bonds		155,308,310

	Pre-Refunded\Escrowed to Maturity
	Bonds (2.5%)††
	Healthcare (0.5%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/20 Series 2013 A ETM	NR/NR/NR*	516,885
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	553,030
	Total Healthcare		1,069,915

	Higher Education (1.4%)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, New England Institute of
	Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/NR/NR*	1,267,363
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC
	Insured	A1/AA/NR	2,069,440
	Total Higher Education		3,336,803

14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal	Pre-Refunded\Escrowed to	Moody's, S&P
Amount	Maturity Bonds (continued)	and Fitch	Value
	Public School (0.4%)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Chariho Regional
	School District
$1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	$1,060,420

	Other Revenue (0.2%)
	State of Rhode Island Depositors
	Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC
	Insured ETM.	NR/NR/NR*	269,960
215,000	6.375%, 08/01/22 Series A NPFG
	Insured ETM	NR/NR/NR*	245,029
	Total Other Revenue		514,989
	Total Pre-Refunded\Escrowed to
	Maturity Bonds		5,982,127
	Total Municipal Bonds
	(cost $219,858,082)		230,746,111

Shares	Short-Term Investment (1.9%)
4,601,929	Dreyfus Treasury Obligations Cash
	Management - Institutional Shares,
	1.84%** (cost $4,601,929)	Aaa-mf/AAAm/NR	4,601,929
	Total Investments
	(cost $224,460,011-note 4)	99.0%	235,348,040
	Other assets less liabilities	1.0	2,295,055
	Net Assets	100.0%	$237,643,095

15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody's or AAA of S&P or Fitch	9.9%
Pre-refunded bonds\ETM bonds††	2.6
Aa of Moody's or AA of S&P or Fitch	67.5
A of Moody's or S&P or Fitch.	17.3
Baa of Moody's or BBB of S&P or Fitch	2.5
BB of S&P or Fitch	0.2
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (unaudited)

ASSETS
Investments at value (cost $224,460,011)	$235,348,040
Interest receivable	2,823,661
Receivable for Fund shares sold	131,813
Other assets.	19,202
Total assets	238,322,716

LIABILITIES
Payable for Fund shares redeemed	338,765
Dividends payable	217,526
Management fees payable	81,770
Distribution and service fees payable	369
Accrued expenses payable	41,191
Total liabilities	679,621
NET ASSETS	$237,643,095
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$107,798
Additional paid-in capital	227,599,445
Total distributable earnings	9,935,852
$237,643,095
CLASS A
Net Assets	$117,875,524
Capital shares outstanding	10,779,773
Net asset value and redemption price per share.	$10.93
Maximum offering price per share (100/96 of $10.93)	$11.39

CLASS C
Net Assets	$6,124,945
Capital shares outstanding	560,128
Net asset value and offering price per share	$10.93

CLASS F
Net Assets	$1,240,033
Capital shares outstanding	113,537
Net asset value, offering and redemption price per share	$10.92
CLASS I
Net Assets	$202,639
Capital shares outstanding	18,530
Net asset value, offering and redemption price per share	$10.94
CLASS Y
Net Assets	$112,199,954
Capital shares outstanding	10,259,686
Net asset value, offering and redemption price per share	$10.94

See accompanying notes to financial statements.

17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2019 (unaudited)

Investment Income
Interest income		$3,600,744

Expenses
Management fee (note 3)	$582,692
Distribution and service fee (note 3)	120,680
Transfer and shareholder servicing agent fees	62,044
Legal fees	48,058
Trustees’ fees and expenses (note 7)	43,699
Registration fees and dues	26,382
Fund accounting fees	26,153
Shareholders’ reports	12,616
Auditing and tax fees	11,350
Chief compliance officer services (note 3)	5,572
Insurance	5,262
Custodian fees	4,314
Miscellaneous.	26,834
Total expenses	975,656

Management fee waived (note 3)	(93,231)
Net expenses		882,425
Net investment income		2,718,319

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	29,308
Change in unrealized appreciation on investments	4,189,549

Net realized and unrealized gain (loss) on investments		4,218,857
Net change in net assets resulting from operations		$6,937,176

See accompanying notes to financial statements.

18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(unaudited)	March 31, 2019
OPERATIONS
Net investment income	$2,718,319	$5,736,243
Net realized gain (loss) from securities transactions	29,308	(243,253)
Change in unrealized appreciation on investments	4,189,549	3,770,421
Change in net assets resulting from operations	6,937,176	9,263,411

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(1,338,895)	(2,839,032)

Class C Shares	(47,627)	(126,878)

Class F Shares	(11,259)	(2,972)

Class I Shares	(2,102)	(4,695)

Class Y Shares	(1,318,418)	(2,762,524)
Change in net assets from distributions	(2,718,301)	(5,736,101)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	16,613,895	26,782,496
Reinvested dividends and distributions	1,376,197	2,723,727
Cost of shares redeemed	(12,335,659)	(36,890,776)
Change in net assets from capital share transactions	5,654,433	(7,384,553)

Change in net assets	9,873,308	(3,857,243)

NET ASSETS:
Beginning of period.	227,769,787	231,627,030
End of period	$237,643,095	$227,769,787

See accompanying notes to financial statements.

19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019 (unaudited)

1. Organization

     Aquila Narragansett Tax-Free Income Fund (the “Fund”), a series of Aquila Municipal Trust and a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2019:

Investments
Valuation Inputs*	in Securities
Level 1 – Quoted Prices - Short-Term Investment	$4,601,929
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	230,746,111
Level 3 – Significant Unobservable Inputs	—
Total	$235,348,040

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2016 – 2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no items identified that have been reclassified among components of net assets.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

j)	New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed this provision and has concluded that there is no impact to the Fund.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

     The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2020. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2019, the Fund incurred management fees of $582,692 of which $93,231 was waived, which included supplemental fee waivers above and beyond the contractual expense cap.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2019, distribution fees on Class A Shares amounted to $87,449, of which the Distributor retained $6,145.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $24,849. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $8,283. The total of these payments with respect to Class C Shares amounted to $33,132, of which the Distributor retained $9,064.

23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.10%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2019, these payments were made at the average annual rate of 0.35% of such net assets amounting to $346 of which $99 related to the Plan and $247 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2019, total commissions on sales of Class A Shares amounted to $41,187, of which the Distributor received $5,123.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2019, purchases of securities and proceeds from the sales of securities aggregated $17,564,532 and $11,045,000, respectively.

     At September 30, 2019, the aggregate tax cost for all securities was $224,460,011. At September 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $10,905,367 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $17,338 for a net unrealized appreciation of $10,888,029.

24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2019, the Fund had all of its long-term portfolio holdings invested in the securities of Rhode Island issuers.

25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2019		Year Ended
	(unaudited)		March 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	495,530	$5,376,530	1,096,378	$11,553,353
Reinvested dividends and
distributions	91,633	997,351	188,483	1,988,976
Cost of shares redeemed	(549,527)	(5,966,765)	(1,531,447)	(16,103,833)
Net change	37,636	407,116	(246,586)	(2,561,504)
Class C Shares:
Proceeds from shares sold	20,427	220,575	83,907	884,855
Reinvested dividends and
distributions	1,688	18,355	5,101	53,794
Cost of shares redeemed	(122,253)	(1,328,544)	(308,558)	(3,247,106)
Net change	(100,138)	(1,089,614)	(219,550)	(2,308,457)
Class F Shares:
Proceeds from shares sold	58,273	633,081	55,305	585,533
Reinvested dividends and
distributions	1,034	11,259	276	2,945
Cost of shares redeemed	(1,308)	(14,069)	(43)	(454)
Net change	57,999	630,271	55,538	588,024

Class I Shares:
Proceeds from shares sold	2,016	22,156	12,281	129,456
Reinvested dividends and
distributions	127	1,385	413	4,355
Cost of shares redeemed	(2,569)	(28,003)	(2,395)	(25,347)
Net change	(426)	(4,462)	10,299	108,464

Class Y Shares:
Proceeds from shares sold	953,338	10,361,553	1,289,267	13,629,299
Reinvested dividends and
distributions	31,941	347,847	63,840	673,657
Cost of shares redeemed	(460,162)	(4,998,278)	(1,663,904)	(17,514,036)
Net change	525,117	5,711,122	(310,797)	(3,211,080)
Total transactions in Fund
shares	520,188	$5,654,433	(711,096)	$(7,384,553)

26 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

7. Trustees’ Fees and Expenses

     At September 30, 2019, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2019 was $33,717. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2019, such meeting-related expenses amounted to $9,982.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     At March 31, 2019, the Fund had capital loss carry forwards of $1,010,726 of which $795,279 retains its character of short-term and $215,447 retains its character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

27 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Net tax-exempt income	$5,681,096	$6,142,535
Ordinary Income	55,005	51,746
	$5,736,101	$6,194,281

     As of March 31, 2019, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$289,546
Accumulated net realized loss	(1,010,726)
Unrealized appreciation	6,698,622
Other temporary differences	(232,659)
Post October losses	(27,806)
$5,716,977

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds (which is comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 26, 2020 (per the August 28, 2019 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2019.

28 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.74		$10.57	$10.61	$10.92	$10.81	$10.48
Income (loss) from investment operations:
Net investment income(1)	0.12		0.26	0.27	0.28	0.30	0.33
Net gain (loss) on securities
(both realized and unrealized)	0.19		0.17	(0.04)	(0.31)	0.11	0.33
Total from investment operations	0.31		0.43	0.23	(0.03)	0.41	0.66
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.28)	(0.30)	(0.33)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.12)		(0.26)	(0.27)	(0.28)	(0.30)	(0.33)
Net asset value, end of period	$10.93		$10.74	$10.57	$10.61	$10.92	$10.81
Total return (not reflecting sales charge)	2.94	%(2)	4.18%	2.18%	(0.30)%	3.85%	6.35%
Ratios/supplemental data
Net assets, end of period (in millions)	$118		$115	$116	$127	$133	$125
Ratio of expenses to average net assets	0.80	%(3)	0.79%	0.76%	0.77%	0.77%	0.76%
Ratio of net investment income to average
net assets	2.29	%(3)	2.51%	2.53%	2.58%	2.78%	3.07%
Portfolio turnover rate	5	%(2)	9%	4%	12%	19%	8%

Expense and net investment income ratios without the effect of the contractual expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.88	%(3)	0.86%	0.84%	0.85%	0.85%	0.88%
Ratio of net investment income to average
net assets	2.21	%(3)	2.43%	2.45%	2.50%	2.70%	2.95%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

29 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.74		$10.57	$10.61	$10.92	$10.81	$10.48
Income (loss) from investment operations:
Net investment income(1)	0.08		0.17	0.18	0.19	0.21	0.24
Net gain (loss) on securities
(both realized and unrealized)	0.19		0.17	(0.04)	(0.31)	0.11	0.33
Total from investment operations	0.27		0.34	0.14	(0.12)	0.32	0.57
Less distributions (note 9):
Dividends from net investment income	(0.08)		(0.17)	(0.18)	(0.19)	(0.21)	(0.24)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.08)		(0.17)	(0.18)	(0.19)	(0.21)	(0.24)
Net asset value, end of period	$10.93		$10.74	$10.57	$10.61	$10.92	$10.81
Total return (not reflecting sales charge)	2.50	%(2)	3.30%	1.31%	(1.14)%	2.97%	5.45%
Ratios/supplemental data
Net assets, end of period (in millions)	$6		$7	$9	$12	$14	$16
Ratio of expenses to average net assets	1.65	%(3)	1.63%	1.61%	1.61%	1.62%	1.61%
Ratio of net investment income to average
net assets	1.44	%(3)	1.66%	1.68%	1.72%	1.93%	2.22%
Portfolio turnover rate	5	%(2)	9%	4%	12%	19%	8%

Expense and net investment income ratios without the effect of the contractual expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.73	%(3)	1.71%	1.69%	1.69%	1.70%	1.73%
Ratio of net investment income to average
net assets	1.36	%(3)	1.58%	1.60%	1.64%	1.85%	2.10%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

30 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
	Six Months		For the Period
	Ended		November 30, 2018*
	September 30, 2019		through
	(unaudited)		March 31, 2019
Net asset value, beginning of period	$10.72		$10.48
Income (loss) from investment operations:
Net investment income(1)	0.13		0.09
Net gain (loss) on securities
(both realized and unrealized)	0.20		0.24
Total from investment operations	0.33		0.33
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.09)
Distributions from capital gains	—		—
Total distributions	(0.13)		(0.09)
Net asset value, end of period	$10.92		$10.72
Total return	3.13	%(3)	3.18	%(3)
Ratios/supplemental data
Net assets, end of period (in millions)	$1.2		$0.6
Ratio of expenses to average net assets	0.62	%(2)	0.63	%(2)
Ratio of net investment income to
average net assets	2.43	%(2)	2.58	%(2)
Portfolio turnover rate	5	%(3)	9	%(2)

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.70	%(2)	0.71	%(2)
Ratio of investment inome to average net
assets	2.35	%(2)	2.50	%(2)

________________________

*	Commencement of operations.
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Annualized.
(3)	Not annualized.

See accompanying notes to financial statements.

31 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.74		$10.56	$10.61	$10.92	$10.80	$10.47
Income (loss) from investment operations:
Net investment income(1)	0.12		0.26	0.26	0.26	0.28	0.31
Net gain (loss) on securities
(both realized and unrealized)	0.20		0.18	(0.05)	(0.31)	0.12	0.33
Total from investment operations	0.32		0.44	0.21	(0.05)	0.40	0.64
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.26)	(0.26)	(0.26)	(0.28)	(0.31)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.12)		(0.26)	(0.26)	(0.26)	(0.28)	(0.31)
Net asset value, end of period	$10.94		$10.74	$10.56	$10.61	$10.92	$10.80
Total return	2.95	%(2)	4.24%	1.95%	(0.45)%	3.80%	6.20%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.2		$0.2	$0.1	$0.1	$0.2	$0.2
Ratio of expenses to average net assets	0.95	%(3)	0.83%	0.89%	0.90%	0.92%	0.90%
Ratio of net investment income to average
net assets	2.12	%(3)	2.47%	2.41%	2.43%	2.63%	2.93%
Portfolio turnover rate	5	%(2)	9%	4%	12%	19%	8%

Expense and net investment income ratios without the effect of the contractual expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.03	%(3)	0.91%	0.97%	0.98%	1.00%	1.02%
Ratio of net investment income to average
net assets	2.04	%(3)	2.39%	2.33%	2.35%	2.55%	2.81%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

32 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.74		$10.57	$10.61	$10.92	$10.81	$10.48
Income (loss) from investment operations:
Net investment income(1)	0.13		0.28	0.29	0.30	0.31	0.34
Net gain (loss) on securities
(both realized and unrealized)	0.20		0.17	(0.04)	(0.31)	0.11	0.33
Total from investment operations	0.33		0.45	0.25	(0.01)	0.42	0.67
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.28)	(0.29)	(0.30)	(0.31)	(0.34)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.13)		(0.28)	(0.29)	(0.30)	(0.31)	(0.34)
Net asset value, end of period	$10.94		$10.74	$10.57	$10.61	$10.92	$10.81
Total return	3.11	%(2)	4.34%	2.34%	(0.15)%	4.01%	6.51%
Ratios/supplemental data
Net assets, end of period (in millions)	$112		$105	$106	$104	$101	$93
Ratio of expenses to average net assets	0.65	%(3)	0.64%	0.61%	0.62%	0.62%	0.61%
Ratio of net investment income to average
net assets	2.44	%(3)	2.66%	2.69%	2.73%	2.92%	3.22%
Portfolio turnover rate	5	%(2)	9%	4%	12%	19%	8%

Expense and net investment income ratios without the effect of the contractual expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.73	%(3)	0.72%	0.69%	0.70%	0.70%	0.73%
Ratio of net investment income to average
net assets	2.36	%(3)	2.58%	2.61%	2.65%	2.84%	3.10%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

33 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2019. The independent Trustees met telephonically on August 26, 2019 and in person on September 15, 2019 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreements.

     At the meeting held on September 15, 2019, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2020. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

34 | Aquila Narragansett Tax-Free Income Fund

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Jeffrey Hanna. They considered that Mr. Hanna is based in Providence, Rhode Island and that he has a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (the Fund and seven other single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one, three and five-year periods ended June 30, 2019, but lower than the average annual total return of the funds in the Peer Group for ten-year period ended June 30, 2019. They also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2019. The Trustees noted that the Fund’s average annual return was higher than that of its benchmark index for the five-year period but was lower than the average annual return of the benchmark index for the one, three and ten-year periods ended June 30, 2019.

35 | Aquila Narragansett Tax-Free Income Fund

     The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Rhode Island, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They noted that only 0.22% of the benchmark index consists of Rhode Island bonds and that none of the funds in the Peer Group invests in Rhode Island municipal obligations. They further noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the fourth and fifth quintiles relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2019, respectively. The Trustees further noted that the Fund’s Sharpe ratio was in the second and first quintiles for the three and five-year periods ended June 30, 2019, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance. The Trustees noted that the Fund was the only Rhode Island state-specific tax-free municipal bond fund in the State.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory Fees and Sub-Advisory Fees and Fund Expenses.

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was higher than the average and median (by only 0.001%) contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion, but by only 0.009% at the Fund’s current asset level). The Trustees noted that the Fund’s actual management fee was higher than the average actual management fee of the funds in both the Peer Group and Product Category for Expenses (after giving effect to fee waivers in effect for those funds), but noted, however, that the Fund’s actual expenses (for Class A shares) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

36 | Aquila Narragansett Tax-Free Income Fund

     The Trustees further noted that beginning October 1, 2018, the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2020. The Manager may not terminate these arrangements without the approval of the Board of Trustees.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently voluntarily waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue to voluntarily waive fees as necessary for the Fund to remain competitive.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

37 | Aquila Narragansett Tax-Free Income Fund

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its advisory fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

38 | Aquila Narragansett Tax-Free Income Fund

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/19 –	Value	4/1/19 –	Expense
Class	4/1/19	9/30/19	9/30/19	9/30/19	9/30/19	Ratio
A	$1,000	$1,029.40	$4.06	$1,021.00	$4.04	0.80%
C	$1,000	$1,025.00	$8.35	$1,016.75	$8.32	1.65%
F	$1,000	$1,031.30	$3.15	$1,021.90	$3.13	0.62%
I	$1,000	$1,029.50	$4.82	$1,020.25	$4.80	0.95%
Y	$1,000	$1,031.10	$3.30	$1,021.75	$3.29	0.65%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

39 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports that you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2019, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2019, $5,681,096 of dividends paid by Aquila Narragansett Tax-Free Income Fund, constituting 99% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2020, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2019 calendar year.

40 | Aquila Narragansett Tax-Free Income Fund

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

     CITIZENS INVESTMENT ADVISORS,

A DEPARTMENT OF CITIZENS BANK, N. A.

     One Citizens Plaza

Providence, Rhode Island 02903

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

Laureen L. White

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Stephen J. Caridi, Senior Vice President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC 120

West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

     240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2019

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Please Save the Date for Your 2020 Shareholder Meeting

Wednesday, May 13, 2020

Wellshire Event Center, Denver, CO

Details will be available on our website as the date approaches:

www.aquilafunds.com

You may also contact your financial professional.

Aquila Tax-Free Fund of Colorado “Understanding Interest Rates” Serving Colorado investors since 1987

November, 2019

Dear Fellow Shareholder:

     The interest rate environment is one of the many factors that investors may find useful to consider when making a decision about current and future bond holdings – and whether to hold individual bonds or invest in a bond mutual fund such as Aquila Tax-Free Fund of Colorado. We, therefore, thought it might be useful to highlight some considerations to bear in mind both in a rising and a falling interest rate environment.

Duration

     A bond fund’s duration, specifically modified duration, is an indicator of how sensitive the net asset value (or share price) is to a change in interest rates. Duration provides investors with another aspect of comparison between bonds with different maturities and coupon rates. Simply stated, for every 1% change in interest rates, positive or negative, the price of a bond fund will inversely decline or increase by its modified duration. For example, if a fund’s modified duration is 5 years, the net asset value could be expected to rise 5% for every 1% decline in interest rates, and fall by 5% for every 1% increase in interest rates. Bond funds with longer average maturities and lower average coupons have a longer duration, and therefore generally experience a higher degree of price fluctuation, while bond funds with shorter average maturities and higher average coupons have a shorter duration and generally experience a lesser degree of price fluctuation. Given that Aquila Tax-Free Fund of Colorado seeks to provide as high a level of current income (exempt from Colorado state and regular federal income taxes) as is consistent with preservation of capital, duration is an important component of our portfolio management considerations.

Price Returns and Total Returns

     Performance of bond funds is not solely tied to the incremental changes in interest rates. Bond fund total returns are generated from two sources; interest payments on bonds (paid as fund distributions or dividends) and changes in bond prices. While interest rates rise, active portfolio managers have opportunities to purchase bonds at higher yields, and over time, a portfolio’s income may off-set a decline in the value of individual bonds, possibly mitigating the impact of that decline on a fund’s total return. In a falling interest rate environment, shareholders of a bond fund may benefit from the fund’s diversity in portfolio holdings which will typically include bonds issued at varying points in time, including periods of higher interest rates.

Active Bond Fund Management

     Active bond fund portfolio managers have the ability to take strategic steps in an effort to mitigate, to some degree, the impact of market volatility. With the ability to actively manage fund holdings over time, these portfolio managers may implement a number of strategies in order to adjust fund portfolio holdings based on market expectations. For example, fund portfolio holdings may be altered by quality rating in an effort to manage credit risk. Holdings may also be altered by maturity date and coupon, thereby adjusting portfolio duration, or the sensitivity of the portfolio to movements in interest rates. Reducing portfolio duration would reduce sensitivity to a change in interest rates.

NOT A PART OF THE SEMI-ANNUAL REPORT

The Aquila Group of Funds Approach

     The investment approach the Aquila Group of Funds follows in managing Aquila Tax-Free Fund of Colorado and each of our other municipal bond funds is based on a disciplined style, focused on an average intermediate portfolio maturity (in order to manage interest rate sensitivity) and bonds of investment grade quality coupled with our credit research (in order to manage credit risk). Over the history of the Aquila Group of Funds, intermediate maturity and high-quality bonds have demonstrated a relatively high degree of market liquidity. This has enabled us to maintain portfolio integrity in a wide variety of market environments, in that the sale of individual bond holdings has not changed the intermediate, high-quality characteristics of the portfolio.

     Thank you for your continued investment in Aquila Tax-Free Fund of Colorado.

Sincerely,

Diana P. Herrmann, Vice Chair and President

_____________________________________

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.

When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issues, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	General Obligation Bonds (37.4%)	Fitch	Value
	City & County (0.5%)
	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,260,320

	Metropolitan District (2.9%)
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,885,844
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,211,330
	Meridian Metropolitan District, Colorado
	Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,750,444
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,065,521
	Total Metropolitan District		7,913,139

	School District (33.5%)
	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA/NR	3,558,450
1,000,000	5.000%, 12/15/25	Aa2/AA/NR	1,219,190
1,435,000	5.000%, 12/15/29	Aa2/AA/NR	1,784,695
1,000,000	5.500%, 12/15/31	Aa2/AA/NR	1,329,990
	Adams County, Colorado School
	District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,083,650
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,244,140
	Adams & Arapahoe Counties, Colorado
	Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa2/NR/AA	1,237,080

5 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	General Obligation Bonds (continued)	Fitch	Value
	School District (continued)
	Adams & Weld Counties, Colorado
	School District #27J
$1,030,000	5.000%, 12/01/22	Aa2/AA/NR	$1,150,026
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,231,080
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,186,500
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,287,285
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,716,417
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,451,622
	Arapahoe County, Colorado School
	District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,776,591
	Arapahoe County, Colorado School
	District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,229,880
	Boulder, Larimer & Weld Counties,
	Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA+/NR	2,372,700
	Boulder, Larimer & Weld Counties,
	Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA+/NR	2,489,580
	Boulder, Larimer & Weld Counties,
	Colorado, St. Vrain Valley School
	District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA+/NR	1,242,140
	Denver, Colorado City & County School
	District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,167,070
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,486,820
	Denver, Colorado City & County School
	District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,370,800
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,728,560
	Douglas County, Colorado School
	District No. RE 1, Douglas & Elbert
	Counties Series B
1,000,000	5.000%, 12/15/31	Aa1/NR/AA+	1,286,430

6 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	General Obligation Bonds (continued)	Fitch	Value
	School District (continued)
	Eagle County School District, Colorado,
	Eagle, Garfield & Routt School
	District #50J
$1,170,000	5.000%, 12/01/25	Aa2/AA/NR	$1,343,628
1,000,000	5.000%, 12/01/29	Aa2/AA/NR	1,238,800
	El Paso County, Colorado School District
	#2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,570,960
2,265,000	5.000%, 12/01/33	Aa2/AA/NR	2,895,599
	El Paso County, Colorado School District
	#20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,076,268
2,255,000	5.000%, 12/15/29	Aa2/NR/NR	2,795,817
1,250,000	5.000%, 12/15/31	Aa2/NR/NR	1,541,400
	Garfield, Pitkin, & Eagle Counties,
	Colorado School District #RE-1
	Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,944,352
	Jefferson County, Colorado School
	District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa2/AA/NR	2,808,284
1,500,000	5.000%, 12/15/30	Aa2/AA/NR	1,937,790
2,600,000	5.000%, 12/15/31	Aa2/AA/NR	3,344,718
	La Plata County, Colorado School District
	#9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,197,820
	Larimer County, Colorado School District
	No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,214,560
1,000,000	5.000%, 12/15/30	Aa2/NR/AA+	1,290,870
800,000	5.000%, 12/15/30	Aa2/NR/NR	1,032,696
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,637,700
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,451,770

7 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	General Obligation Bonds (continued)	Fitch	Value
	School District (continued)
	San Miguel County, Colorado School
	District R-1 Telluride
$1,055,000	5.000%, 12/01/25	Aa2/AA/NR	$1,248,856
	Summit County, Colorado School District
	No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,109,620
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,484,320
	Total School District		90,796,524

	Water & Sewer (0.5%)
	Central Colorado Water Conservancy
	District, Adams Morgan & Weld
	Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,345,899
	Total General Obligation Bonds.		101,315,882

	Revenue Bonds (45.9%)
	Airport (3.2%)
	Denver, Colorado City & County Airport
	Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/AA-	4,521,455
1,210,000	5.250%, 11/15/28	A1/A+/AA-	1,215,445
3,000,000	5.250%, 11/15/29	A1/A+/AA-	3,013,410
	Total Airport		8,750,310

	City & County (1.1%)
	Denver, Colorado City & County COP,
	Convention Center Expansion Project
	Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,821,480
	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,297,830
	Total City & County		3,119,310

8 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	Revenue Bonds (continued)	Fitch	Value
	Electric (2.3%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
$1,000,000	5.000%, 11/15/27	Aa2/AA+/AA	$1,210,650
295,000	4.750%, 11/15/27	Aa2/AA+/NR	296,195
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
835,000	4.000%, 11/15/26	Aa2/AA+/AA	859,516
840,000	4.000%, 11/15/27	Aa2/AA+/AA	864,385
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA+/AA	2,899,702
	Total Electric		6,130,448

	Higher Education (13.1%)
	Colorado Educational & Cultural
	Facility Authority, University Corp.
	Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	964,668
	Colorado Educational & Cultural Facility
	Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	914,831
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,173,900
	Colorado Educational & Cultural Facility
	Authority Refunding, University of
	Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,226,880
	Colorado School of Mines Institutional
	Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,301,674
	Colorado State Board Community
	Colleges & Occupational Education,
	Refunding & Improvement, Araphoe
	Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,243,670
	Colorado State Board Community
	Colleges & Occupational Education,
	Refunding & Improvement, System
	Wide Refunding, Series 2019A
1,110,000	5.000%, 11/01/30†††	Aa3/NR/NR	1,441,080
1,710,000	5.000%, 11/01/32†††	Aa3/NR/NR	2,200,086
835,000	5.000%, 11/01/33†††	Aa3/NR/NR	1,072,583

9 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	Revenue Bonds (continued)	Fitch	Value
	Higher Education (continued)
	Colorado State Board of Governors
	University Enterprise System, Series C
$2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	$3,450,443
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,568,412
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,636,886
	University of Colorado Enterprise System,
	Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,129,145
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,441,921
	University of Colorado Enterprise System,
	Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,590,680
	University of Northern Colorado Greeley
	Institutional Enterprise Refunding,
	SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,160,030
	Total Higher Education		35,516,889

	Lease (12.3%)
	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,359,623
	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA/NR	1,508,775
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,936,112
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,711,580
	Colorado State BEST COP Series K
3,500,000	5.000%, 03/15/30	Aa2/AA-/NR	4,326,420
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	3,068,475
	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,511,480
	Colorado State Higher Education Capital
	Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,088,536

10 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	Revenue Bonds (continued)	Fitch	Value
	Lease (continued)
	Denver, Colorado City & County COP
	(Fire Station & Library Facilities)
$1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	$1,297,798
	Douglas County, Colorado COP
	(Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,852,521
	Foothills Park and Recreation District,
	Colorado COP Refunding &
	Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,662,113
	Jefferson County, Colorado School
	District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,198,760
	Rangeview Library District Project,
	Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	3,034,674
	South Suburban Park and Recreation
	District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,265,920
	Thompson School District No R2-J
	(Larimer, Weld And Boulder Counties,
	Colorado COP, Series 2014
750,000	4.500%, 12/01/26	Aa3/NR/NR	862,057
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,528,396
	Total Lease		33,213,240

	Sales Tax (4.4%)
	Boulder, Colorado General Fund Capital
	Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,411,520
	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,252,490
	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,110,796
	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,266,432
	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,191,480

11 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	Revenue Bonds (continued)	Fitch	Value
	Sales Tax (continued)
	Grand Junction, Colorado General Fund
$1,900,000	5.000%, 03/01/23	NR/AA/NR	$2,033,209
	Pueblo, Colorado Urban Renewal
	Authority, Refunding & Improvement,
	Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,346,963
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,174,486
	Total Sales Tax		11,787,376

	Transportation (0.9%)
	Regional Transportation District,
	Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/AA-/AA-	2,375,280

	Water & Sewer (8.6%)
	Arapahoe, Colorado Water & Wastewater
	Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,556,280
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,199,061
	Broomfield, Colorado Sewer and Waste
	Water
1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	2,090,656
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,723,972
	Broomfield, Colorado Water Activity
	Enterprise
3,385,000	5.000%, 12/01/21	Aa3/NR/NR	3,651,467
	Colorado Water Resource & Power
	Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,121,923
	Denver, Colorado City and County
	Board Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,060,270
	Denver, Colorado City and County Board
	Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,080,843

12 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	Revenue Bonds (continued)	Fitch	Value
	Water & Sewer (continued)
	Greeley, Colorado Water Revenue
$1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	$2,102,538
	North Weld County, Colorado Water
	District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,586,287
	Parker, Colorado Water & Sanitation
	District Water & Sewer Enterprise
	Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,094,410
	Thornton, Colorado Water Enterprise
	Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,173,540
	Woodmoor, Colorado Water & Sanitation
	District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,734,172
	Total Water & Sewer		23,175,419
	Total Revenue Bonds		124,068,272

	Pre-Refunded Bonds(14.2%)††
	Pre-Refunded General Obligation
	Bonds (2.0%)
	Metropolitan District (0.7%)
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property Tax
	Support
2,000,000	5.500%, 12/01/21 AGC Insured.	NR/AA/NR	2,013,760

	School District (1.3%)
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,495,320
	Total Pre-Refunded General Obligation
	Bonds		5,509,080

13 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	Pre-Refunded Bonds (continued)	Fitch	Value
	Pre-Refunded Revenue Bonds (12.2%)
	Electric (1.2%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
$1,705,000	4.750%, 11/15/27	NR/NR/NR*	$1,712,025
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
165,000	4.000%, 11/15/26	NR/NR/NR*	169,990
160,000	4.000%, 11/15/27	NR/NR/NR*	164,838
	Colorado Springs, Colorado Utilities
	Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA+/AA	1,181,911
	Total Electric		3,228,764

	Higher Education (6.5%)
	Colorado Educational & Cultural
	Facility Authority, University Corp.
	Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	790,482
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,689,462
	Colorado State Board of Governors
	University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured.	Aa2/AA/NR	2,506,149
	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,482,585
	University of Colorado Enterprise System,
	Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,115,900
	University of Colorado Enterprise System,
	Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,710,761
	University of Northern Colorado Greeley
	Institutional Enterprise Refunding,
	SHEIP, Series A
2,810,000	5.000%, 06/01/26 SHEIP Insured.	Aa2/AA/NR	2,981,972
2,940,000	5.000%, 06/01/28 SHEIP Insured.	Aa2/AA/NR	3,119,928
	Western State College, Colorado
	Institutional Enterprise, Series A
1,160,000	5.000%, 05/15/24 SHEIP Insured.	Aa2/AA/NR	1,186,599
	Total Higher Education		17,583,838

14 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
		Moody’s,
Principal		S&P and
Amount	Pre-Refunded Bonds (continued)	Fitch	Value
	Pre-Refunded Revenue Bonds (continued)
	Hospital (1.1%)
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
$3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	$3,028,920

	Lease (2.3%)
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa2/NR/NR	2,075,560
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,130,470
	Garfield County, Colorado COP Public
	Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,006,680
	Total Lease		6,212,710

	Miscellaneous Revenue (1.1%)
	Colorado Educational & Cultural Facility
	Authority, Independent School
	Revenue Refunding, Kent Denver
	School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,000,000
	Colorado Educational & Cultural Facility
	Authority, Independent School
	Revenue Refunding, Vail Mountain
	School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,868,976
	Total Miscellaneous Revenue.		2,868,976
	Total Pre-Refunded Revenue Bonds		32,923,208
	Total Pre-Refunded Bonds		38,432,288
	Total Municipal Bonds
	(cost $251,898,236)		263,816,442

Shares	Short-Term Investment (3.2%)
8,708,032	Dreyfus Treasury Obligations Cash
	Management - Institutional Shares,
	1.84%** (cost $8,708,032)	Aaa-mf/AAAm/NR	8,708,032
	Total Investments
	(cost $260,606,268-note 4)	100.7%	272,524,474
	Other assets less liabilities	(0.7)	(1,770,422)
	Net Assets	100.0%	$270,754,052

15 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody's or AAA of S&P or Fitch	2.2%
Prerefunded bonds ††	14.6
Aa of Moody's or AA of S&P or Fitch	76.4
A of Moody's or S&P or Fitch.	6.8
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub- Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

16 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2019 (unaudited)

ASSETS
Investments at value (cost $260,606,268)	$272,524,474
Interest receivable	3,159,812
Receivable for Fund shares sold	122,032
Other assets	23,270
Total assets	275,829,588
LIABILITIES
Payable for investment securities purchased	4,713,678
Payable for Fund shares redeemed	109,529
Management fee payable	106,758
Dividends payable	89,217
Distribution and service fees payable	200
Accrued expenses payable.	56,154
Total liabilities	5,075,536
NET ASSETS	$270,754,052
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$255,416
Additional paid-in capital	260,533,126
Total distributable earnings	9,965,510
$270,754,052
CLASS A
Net Assets	$189,072,191
Capital shares outstanding	17,847,194
Net asset value and redemption price per share	$10.59
Maximum offering price per share (100/96 of $10.59)	$11.03
CLASS C
Net Assets	$7,801,393
Capital shares outstanding	738,105
Net asset value and offering price per share	$10.57
CLASS Y
Net Assets	$73,880,468
Capital shares outstanding	6,956,347
Net asset value, offering and redemption price per share	$10.62

See accompanying notes to financial statements.

17 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2019 (unaudited)

Investment Income
Interest income		$3,827,548

Expenses
Management fees (note 3)	$672,280
Distribution and service fees (note 3)	89,060
Transfer and shareholder servicing agent fees	58,932
Trustees’ fees and expenses (note 7)	55,411
Legal fees	52,487
Registration fees and dues	16,278
Shareholders’ reports	12,428
Auditing and tax fees	11,782
Insurance	6,338
Chief compliance officer services (note 3)	5,572
Custodian fees	5,037
Miscellaneous	27,377
Total Expenses	1,012,982

Management fees waived (note 3)	(26,891)
Net expenses		986,091
Net investment income		2,841,457

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	18,355
Change in unrealized appreciation on investments	3,339,190

Net realized and unrealized gain (loss) on investments		3,357,545
Net change in net assets resulting from operations		$6,199,002

See accompanying notes to financial statements.

18 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(unaudited)	March 31, 2019
OPERATIONS:
Net investment income	$2,841,457	$6,294,690
Realized gain (loss) from securities transactions	18,355	(250,924)
Change in unrealized appreciation on
investments	3,339,190	4,006,658
Change in net assets resulting from operations	6,199,002	10,050,424

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(1,996,794)	(4,459,102)

Class C Shares	(50,181)	(174,388)

Class Y Shares	(792,885)	(1,658,020)
Change in net assets from distributions	(2,839,860)	(6,291,510)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	16,598,006	42,655,633
Reinvested dividends and distributions	2,269,983	4,952,336
Cost of shares redeemed	(18,503,938)	(71,502,581)
Change in net assets from capital share
transactions	364,051	(23,894,612)
Change in net assets	3,723,193	(20,135,698)

NET ASSETS:
Beginning of period	267,030,859	287,166,557
End of period	$270,754,052	$267,030,859

See accompanying notes to financial statements.

19 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Colorado (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund of Colorado), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

20 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2019:

Investments
Valuation Inputs*	in Securities
Level 1 – Quoted Prices	$8,708,032
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	263,816,442
Level 3 – Significant Unobservable Inputs	—
Total	$272,524,474

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2016 – 2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

21 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no items identified that have been reclassified among components of net assets.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

j)	New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed this provision and has concluded that there is no impact to the Fund.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-today portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% of net assets of the Fund. The Manager has contractually agreed to waive fees through September 30, 2020 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48% of net assets of the Fund up to $400 million; 0.46% of the Fund’s net assets above that amount to $1 billion and 0.44% of the Fund’s net assets above $1 billion. This contractual undertaking is currently in effect until September 30, 2020. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2019, the Fund incurred management fees of $672,280 of which $26,891 was waived under the contractual fee waiver.

22 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20%. The Sub-Adviser has contractually agreed to waive its fee through September 30, 2019 such that its annual rate of fees is at 0.18% of net assets of the Fund up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billion.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Fund’s Distribution Plan applicable to Class A Shares permits the Fund to make distribution fee payments at the rate of up to 0.15% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05%. For the six months ended September 30, 2019, distribution fees on Class A Shares amounted to $46,477 of which the Distributor retained $2,636.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $31,937. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $10,646. The total of these payments with respect to Class C Shares amounted to $42,583 of which the Distributor retained $10,594.

23 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2019, total commissions on sales of Class A Shares amounted to $42,932 of which the Distributor received $8,916.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2019, purchases of securities and proceeds from the sales of securities aggregated $15,266,012 and $13,000,000, respectively.

     At September 30, 2019, the aggregate tax cost for all securities was $260,580,187. At September 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $11,963,317 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $19,030 for a net unrealized appreciation of $11,944,287.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations. At September 30, 2019, the Fund had all of its long-term portfolio holdings invested in the securities of Colorado issuers.

24 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2019		Year Ended
	(unaudited)		March 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	649,153	$6,861,706	2,006,988	$20,656,234
Reinvested dividends and
distributions	157,411	1,663,669	353,566	3,642,341
Cost of shares redeemed	(899,834)	(9,476,908)	(3,395,374)	(34,894,845)
Net change	(93,270)	(951,533)	(1,034,820)	(10,596,270)

Class C Shares:
Proceeds from shares sold	77,777	819,715	221,827	2,268,707
Reinvested dividends and
distributions	4,408	46,449	15,015	154,222
Cost of shares redeemed	(249,964)	(2,630,554)	(818,367)	(8,381,672)
Net change	(167,779)	(1,764,390)	(581,525)	(5,958,743)

Class Y Shares:
Proceeds from shares sold	844,884	8,916,585	1,912,487	19,730,692
Reinvested dividends and
distributions	52,835	559,865	111,901	1,155,773
Cost of shares redeemed	(605,590)	(6,396,476)	(2,736,692)	(28,226,064)
Net change	292,129	3,079,974	(712,304)	(7,339,599)
Total transactions in Fund
shares	31,080	$364,051	(2,328,649)	$(23,894,612)

7. Trustees’ Fees and Expenses

     At September 30, 2019, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2019 was $39,942. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2019, such meeting-related expenses amounted to $15,469.

25 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2019, the Fund had capital loss carry forwards of $1,951,409 of which $1,738,385 retains its character of short-term and $213,024 retains its character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Net tax-exempt income	$6,267,404	$7,473,480
Ordinary Income	24,106	8,690
	$6,291,510	$7,482,170

     As of March 31, 2019, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$107,941
Unrealized appreciation	8,582,196
Accumulated net realized loss	(1,951,409)
Post October losses	(37,900)
Other temporary differences	(94,460)
$6,606,368

26 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds (which is comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 26, 2020 (per the August 28, 2019 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

   There were no borrowings under the credit agreement for the six months ended September 30, 2019.

27 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.46		$10.31	$10.51	$10.83	$10.80	$10.45
Income from investment operations:
Net investment income(1)	0.11		0.24	0.26	0.28	0.31	0.32
Net gain (loss) on securities
(both realized and unrealized)	0.13		0.15	(0.20)	(0.33)	0.03	0.35
Total from investment operations	0.24		0.39	0.06	(0.05)	0.34	0.67
Less distributions (note 9):
Dividends from net investment income	(0.11)		(0.24)	(0.26)	(0.27)	(0.31)	(0.32)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.11)		(0.24)	(0.26)	(0.27)	(0.31)	(0.32)
Net asset value, end of period	$10.59		$10.46	$10.31	$10.51	$10.83	$10.80
Total return (not reflecting sales charge)	2.32	%(2)	3.86%	0.55%	(0.44)%	3.20%	6.52%
Ratios/supplemental data
Net assets, end of period (in millions)	$189		$188	$196	$208	$220	$202
Ratio of expenses to average net assets	0.72	%(3)	0.70%	0.68%	0.68%	0.67%	0.73%
Ratio of net investment income to average
net assets	2.13	%(3)	2.35%	2.47%	2.57%	2.89%	3.04%
Portfolio turnover rate	5	%(2)	7%	9%	11%	10%	8%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.74	%(3)	0.72%	0.70%	0.70%	0.69%	0.75%
Ratio of net investment income to average
net assets	2.11	%(3)	2.33%	2.45%	2.55%	2.87%	3.02%

_______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.44		$10.29	$10.49	$10.80	$10.78	$10.43
Income from investment operations:
Net investment income(1)	0.06		0.14	0.16	0.17	0.21	0.22
Net gain (loss) on securities
(both realized and unrealized)	0.13		0.15	(0.20)	(0.31)	0.02	0.35
Total from investment operations	0.19		0.29	(0.04)	(0.14)	0.23	0.57
Less distributions (note 9):
Dividends from net investment income	(0.06)		(0.14)	(0.16)	(0.17)	(0.21)	(0.22)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.06)		(0.14)	(0.16)	(0.17)	(0.21)	(0.22)
Net asset value, end of period	$10.57		$10.44	$10.29	$10.49	$10.80	$10.78
Total return (not reflecting CDSC)	1.84	%(2)	2.88%	(0.41)%	(1.29)%	2.18%	5.52%
Ratios/supplemental data
Net assets, end of period (in millions)	$8		$9	$15	$21	$24	$26
Ratio of expenses to average net assets	1.67	%(3)	1.65%	1.63%	1.62%	1.62%	1.68%
Ratio of net investment income to
average net assets	1.18	%(3)	1.40%	1.52%	1.62%	1.94%	2.09%
Portfolio turnover rate	5	%(2)	7%	9%	11%	10%	8%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.69	%(3)	1.67%	1.65%	1.64%	1.64%	1.70%
Ratio of net investment income to
average net assets	1.16	%(3)	1.38%	1.50%	1.60%	1.92%	2.07%

_______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

29 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.49		$10.34	$10.54	$10.86	$10.83	$10.47
Income from investment operations:
Net investment income(1)	0.12		0.25	0.27	0.28	0.32	0.33
Net gain (loss) on securities
(both realized and unrealized)	0.13		0.15	(0.20)	(0.32)	0.02	0.36
Total from investment operations	0.25		0.40	0.07	(0.04)	0.34	0.69
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.25)	(0.27)	(0.28)	(0.31)	(0.33)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.12)		(0.25)	(0.27)	(0.28)	(0.31)	(0.33)
Net asset value, end of period	$10.62		$10.49	$10.34	$10.54	$10.86	$10.83
Total return	2.35	%(2)	3.90%	0.61%	(0.38)%	3.24%	6.66%
Ratios/supplemental data
Net assets, end of period (in millions)	$74		$70	$76	$83	$79	$62
Ratio of expenses to average net assets	0.67	%(3)	0.65%	0.63%	0.63%	0.62%	0.68%
Ratio of net investment income to average
net assets	2.18	%(3)	2.40%	2.52%	2.62%	2.94%	3.08%
Portfolio turnover rate	5	%(2)	7%	9%	11%	10%	8%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.69	%(3)	0.67%	0.65%	0.65%	0.64%	0.70%
Ratio of net investment income to average
net assets	2.16	%(3)	2.38%	2.50%	2.60%	2.92%	3.06%

_______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

30 | Aquila Tax-Free Fund of Colorado

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2019. The independent Trustees met telephonically on August 26, 2019 and in person on September 15, 2019 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreements.

     At the meeting held on September 15, 2019, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2020. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

31 | Aquila Tax-Free Fund of Colorado

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. They considered that Mr. Johns is based in Denver, Colorado and that he has a comprehensive understanding regarding the economy of the State of Colorado and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A Shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (the Fund and seven other single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, five and ten-year periods ended June 30, 2019. The Trustees also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the five and ten-year periods ended June 30, 2019, but lower than the average annual return of the funds in the Product Category for Performance for the one and three-year periods ended June 30, 2019. The Trustees further noted that the Fund’s average annual return was lower than the average annual total return of the benchmark index for the one, three, five and ten-year periods ended June 30, 2019. The Trustees considered that the Fund invests primarily in municipal obligations issued by the State of Colorado, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and that 1.73% of the benchmark index consists of Colorado bonds. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

32 | Aquila Tax-Free Fund of Colorado

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the first and second quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2019, respectively. The Trustees further noted that the Fund’s Sharpe ratio was in the fourth and third quintiles for the three and five-year periods ended June 30, 2019, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees discussed the Fund’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and lower duration.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Fund Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was 0.003% lower than the average, and 0.005% lower than the median, contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level) and 0.001% lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at the Fund’s current asset level). The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements) were 0.108% lower than the average actual expenses of the funds in both the Product Category for Expenses and 0.087% lower than the average expenses of the funds in the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

33 | Aquila Tax-Free Fund of Colorado

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. They noted that the Sub-Adviser has agreed, through a contractual waiver of its sub-advisory fees, to include breakpoints in its fee schedule based on the size of the Fund. In addition, it was noted that the Manager had contractually agreed to waive its fees to the extent necessary in order to pass the benefits of the breakpoints in the sub-advisory fee schedule and the Sub-Adviser’s fee waiver under the Sub-Advisory Agreement to the shareholders of the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

34 | Aquila Tax-Free Fund of Colorado

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

35 | Aquila Tax-Free Fund of Colorado

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/19 –	Value	4/1/19 –	Expense
Class	4/1/19	9/30/19	9/30/19	9/30/19	9/30/19	Ratio
A	$1,000	$1,023.20	$3.64	$1,021.40	$3.64	0.72%
C	$1,000	$1,018.40	$8.43	$1,016.65	$8.42	1.67%
Y	$1,000	$1,023.50	$3.39	$1,021.65	$3.39	0.67%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

36 | Aquila Tax-Free Fund of Colorado

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports that you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2019, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2019, $6,267,404 of dividends paid by Aquila Tax-Free Fund of Colorado, constituting 99.6% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2020, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2019 calendar year.

37 | Aquila Tax-Free Fund of Colorado

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

KIRKPATRICK PETTIS CAPITAL MANAGEMENT

1550 Market Street, Suite 300

Denver, Colorado 80202

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Paul G. O’Brien, Senior Vice President

Craig T. DiRuzzo, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2019

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Aquila Tax-Free Fund For Utah “Understanding Interest Rates” Serving Utah investors since 1992

November, 2019

Dear Fellow Shareholder:

     The interest rate environment is one of the many factors that investors may find useful to consider when making a decision about current and future bond holdings – and whether to hold individual bonds or invest in a bond mutual fund such as Aquila Tax-Free Fund For Utah. We, therefore, thought it might be useful to highlight some considerations to bear in mind both in a rising and a falling interest rate environment.

Duration

     A bond fund’s duration, specifically modified duration, is an indicator of how sensitive the net asset value (or share price) is to a change in interest rates. Duration provides investors with another aspect of comparison between bonds with different maturities and coupon rates. Simply stated, for every 1% change in interest rates, positive or negative, the price of a bond fund will inversely decline or increase by its modified duration. For example, if a fund’s modified duration is 5 years, the net asset value could be expected to rise 5% for every 1% decline in interest rates, and fall by 5% for every 1% increase in interest rates. Bond funds with longer average maturities and lower average coupons have a longer duration, and therefore generally experience a higher degree of price fluctuation, while bond funds with shorter average maturities and higher average coupons have a shorter duration and generally experience a lesser degree of price fluctuation. Given that Aquila Tax-Free Fund For Utah seeks to provide as high a level of current income (exempt from Utah state and regular federal income taxes) as is consistent with preservation of capital, duration is an important component of our portfolio management considerations.

Price Returns and Total Returns

     Performance of bond funds is not solely tied to the incremental changes in interest rates. Bond fund total returns are generated from two sources; interest payments on bonds (paid as fund distributions or dividends) and changes in bond prices. While interest rates rise, active portfolio managers have opportunities to purchase bonds at higher yields, and over time, a portfolio’s income may off-set a decline in the value of individual bonds, possibly mitigating the impact of that decline on a fund’s total return. In a falling interest rate environment, shareholders of a bond fund may benefit from the fund’s diversity in portfolio holdings which will typically include bonds issued at varying points in time, including periods of higher interest rates.

Active Bond Fund Management

     Active bond fund portfolio managers have the ability to take strategic steps in an effort to mitigate, to some degree, the impact of market volatility. With the ability to actively manage fund holdings over time, these portfolio managers may implement a number of strategies in order to adjust fund portfolio holdings based on market expectations. For example, fund portfolio holdings may be altered by quality rating in an effort to manage credit risk. Holdings may also be altered by maturity date and coupon, thereby adjusting portfolio duration, or the sensitivity of the portfolio to movements in interest rates. Reducing portfolio duration would reduce sensitivity to a change in interest rates.

NOT A PART OF THE SEMI-ANNUAL REPORT

The Aquila Group of Funds Approach

     The investment approach the Aquila Group of Funds follows in managing Aquila Tax-Free Fund For Utah and each of our other municipal bond funds is based on a disciplined style, focused on an average intermediate portfolio maturity (in order to manage interest rate sensitivity) and bonds of investment grade quality coupled with our credit research (in order to manage credit risk). Over the history of the Aquila Group of Funds, intermediate maturity and high-quality bonds have demonstrated a relatively high degree of market liquidity. This has enabled us to maintain portfolio integrity in a wide variety of market environments, in that the sale of individual bond holdings has not changed the intermediate, high-quality characteristics of the portfolio.

     Thank you for your continued investment in Aquila Tax-Free Fund For Utah.

Sincerely,

Diana P. Herrmann, Vice Chair and President

_____________________________________

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.

When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issues, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (11.1%)	and Fitch	Value
	City and County (2.8%)
	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,179,060
	Clark County, Nevada, Refunding
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	1,040,370
	Henderson, Nevada Refunding Various
	Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,117,140
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	868,290
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	861,750
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,157,220
	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC
	Insured	A2/AA/NR	1,241,460
	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,704,367
	Reedy Creek, Florida Improvement
	District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,130,930
	Reno, Nevada Capital Improvement
	Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,117,900
	Total City and County		11,418,487

	Healthcare (0.6%)
	King County, Washington Public
	Hospital District No. 001,
	Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,263,300
	King County, Washington Public
	Hospital District No. 002,
	Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A/NR	1,042,770
	Total Healthcare		2,306,070

	Local Public Property (0.3%)
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,187,920

4 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Public Schools (4.9%)
	Alvin, Texas Independent School
	District
$1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	$1,152,230
	Clark County, Nevada School District
	Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,526,420
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,232,330
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,958,586
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,226,120
	Lewis County, Washington School
	District No. 302 Chehalis (School
	Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,174,680
	Lewis & Thurston Counties,
	Washington School District No.
	401 Centalia (School Board
	Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,491,178
	Washington County, Utah School District
	(School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,593,722
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,734,683
	Wylie, Texas Independent School
	District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF
	Guaranteed	Aaa/NR/NR	676,530
	Total Public Schools		19,766,479

	State (1.7%)
	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/AA-/A+	660,231
565,000	5.000%, 02/01/31 AMT	NR/AA-/A+	685,424
590,000	5.000%, 02/01/32 AMT	NR/AA-/A+	710,602
	Texas State Transportation Commission
	Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,200,940
	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,196,710

5 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	State (continued)
	Utah State
$1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	$1,264,670
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,264,140
	Total State		6,982,717

	Water and Sewer (0.8%)
	Central Utah Water Conservancy
	District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	805,560
	Las Vegas Valley, Nevada Water
	District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,271,292
	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	564,008
490,000	4.000%, 06/01/22	NR/AA/NR	525,594
	Total Water and Sewer		3,166,454
	Total General Obligation Bonds		44,828,127

	Revenue Bonds (72.4%)
	Airport (6.9%)
	Brownsville, Texas Combination
	Tax and Airport, Certificates of
	Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	591,450
	Broward County, Florida Airport
	System Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A+	1,003,400
	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/a/NR	1,123,110
	Clark County, Nevada Passenger
	Facilities Charge Las Vegas-
	McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,513,200
	Houston, Texas Airport System
	Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,249,510

6 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Airport (continued)
	Metropolitan Washington, D.C.
	Airport Authority System, Revenue
	Refunding
$1,000,000	5.000%, 10/01/36 AMT Series A	Aa3/AA-/AA-	$1,248,710
	Miami-Dade County, Florida Aviation
	Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,737,226
	Salt Lake City, Utah Airport Revenue,
	Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,208,770
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	4,626,000
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,233,600
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,256,510
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,250,420
2,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	2,559,795
1,240,000	5.000%, 07/01/30 Series B	A2/A+/NR	1,536,645
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	617,195
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	630,280
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,851,472
	Williston City, North Dakota Airport
	Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,526,719
	Total Airport		27,764,012

	Charter Schools (9.1%)
	Utah State Charter School Finance
	Authority George Washington
	Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,679,595
	Utah State Charter School Finance
	Authority Good Foundations
	Academy
645,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	645,387
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,656,407
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,282,755
	Utah State Charter School Finance
	Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,479,488

7 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Lakeview Academy
$1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	$1,502,319
	Utah State Charter School Finance
	Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	427,514
440,000	4.000%, 04/15/24	NR/AA/NR	481,210
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,900,949
	Utah State Charter School Finance
	Authority Monticello Academy
	(School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,116,050
	Utah State Charter School Finance
	Authority Ogden Preparatory
	Academy (School Board Guaranty
	Program)
475,000	4.000%, 10/15/22	NR/AA/NR	506,450
505,000	4.000%, 10/15/23	NR/AA/NR	536,123
525,000	4.000%, 10/15/24	NR/AA/NR	558,600
	Utah State Charter School Finance
	Authority Providence Hall
	Elementary School (School Board
	Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,120,730
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,099,710
	Utah State Charter School Finance
	Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	578,475
	Utah State Charter School Finance
	Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	590,640
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	613,600
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	581,300
	Utah State Charter School Finance
	Authority Venture Academy
675,000	4.000%, 10/15/24	NR/AA/NR	723,040
855,000	5.000%, 10/15/29	NR/AA/NR	979,197
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,240,843
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,232,160

8 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Voyage Academy
$1,225,000	5.000%, 03/15/27 144A	NR/NR/NR*	$1,231,823
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,450,492
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,804,044
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project (School Board Guaranty
	Program)
740,000	5.000%, 10/15/29	NR/AA/NR	809,923
700,000	5.000%, 10/15/36	NR/AA/NR	759,185
	Total Charter Schools		36,588,009

	Electric (7.0%)
	Consolidated Wyoming Municipalities
	Electric Facilities Improvement
	Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,144,620
	Jacksonville Electric Authority, Florida
	Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	A2/A+/NR	36,565
	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	651,170
850,000	5.000%, 06/01/31	NR/A+/NR	1,055,241
	Lower Colorado River Authority, Texas
	Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,178,250
	San Antonio, Texas Electric & Gas
	Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA/AA+	1,401,150
	Southeast Alaska Power Agency
	Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,374,691
	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,809,896

9 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Electric (continued)
	Utah Associated Municipal Power
	System Revenue, Horse Butte
	Wind Project
$750,000	5.000%, 09/01/24 Series A	NR/A/AA-	$874,972
445,000	5.000%, 09/01/25 Series A	NR/A/AA-	531,886
375,000	5.000%, 09/01/30 Series 2017B	NR/A/AA-	464,584
	Utah Associated Municipal Power
	System Revenue Refunding, Payson
	Power Project
2,000,000	5.000%, 04/01/24	NR/A-/AA-	2,137,740
1,000,000	5.000%, 04/01/25	NR/A-/AA-	1,067,640
6,375,000	5.000%, 04/01/26	NR/A-/AA-	6,798,364
	Utah Associated Municipal Power
	System Revenue, Veyo Heat
	Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	927,860
905,000	5.000%, 03/01/32	NR/A/AA-	1,052,524
745,000	5.000%, 03/01/34	NR/A/AA-	864,282
	Utah State Municipal Power Agency
	Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/A+	372,831
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A+	3,534,450
	Wyoming Municipal Power Agency
	Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI
	Insured.	A2/AA/NR	812,131
	Total Electric		28,090,847

	Healthcare (3.6%)
	Brevard County, Florida Health
	Facilities Authority Health First Inc.
	Project
750,000	5.000%, 04/01/30	A2/A/NR	851,632
	Harris County, Texas Health Facilities
	Development Corp., Christus
	Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	550,535
	Miami-Dade County, Florida Public
	Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,177,630

10 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Healthcare (continued)
	Murray City, Utah Hospital Revenue,
	IHC Health Services, Inc. VRDN
$2,480,000	1.750%, 05/15/36	Aa1/AA+/NR	$2,480,000
6,800,000	1.750%, 05/15/37	Aa1/NR/NR	6,800,000
	Utah County, Utah Hospital Revenue,
	IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,275,288
880,000	5.000%, 05/15/28	Aa1/AA+/NR	930,301
500,000	5.000%, 05/15/29	Aa1/AA+/NR	528,415
	Total Healthcare		14,593,801

	Higher Education (8.7%)
	Florida Higher Education Facilities
	Authority Revenue, Refunding,
	Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,103,460
	Salt Lake County, Utah Westminster
	College Project
685,000	5.000%, 10/01/19	NR/BBB/NR	685,000
720,000	5.000%, 10/01/20	NR/BBB/NR	742,673
555,000	5.000%, 10/01/21	NR/BBB/NR	588,589
790,000	5.000%, 10/01/22	NR/BBB/NR	859,804
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,264,219
955,000	5.000%, 10/01/28	NR/BBB/NR	1,088,891
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,159,517
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,141,911
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,194,450
	South Dakota Board of Regents, Housing
	& Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	609,245
	University of South Florida Financing
	Corp., Florida COP Refunding
	Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,175,680
	Utah State Board of Regents, Dixie
	State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,131,524
660,000	5.000%, 06/01/35 Series B AGMC
	Insured	NR/AA/NR	798,673
690,000	5.000%, 06/01/36 Series B AGMC
	Insured	NR/AA/NR	834,120

11 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	Utah State Board of Regents Lease
	Revenue
$410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	$411,107
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,156
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,228
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,326
	Utah State Board of Regents, Student
	Building Fee, Salt Lake Community
	College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,534,433
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,180,320
	Utah State Board of Regents, Student
	Facilities System Revenue, Weber
	State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	975,503
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	263,748
	Utah State Board of Regents,
	University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	631,120
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	569,515
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	708,642
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	552,230
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,206,060
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,806,390
	Utah State Board of Regents, Utah
	State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,237,478
	Utah State Board of Regents, Utah
	Valley University Student Center
	Building Fee And Unified System
	Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,324,101
	Washington State Higher Education
	Facilities Authority Revenue,
	Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,442,704
	Total Higher Education		35,218,817

12 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (0.8%)
	North Dakota Housing Finance
	Agency, Home Mortgage Finance
	Program
$400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	$432,128
	Utah Housing Corporation Single
	Family Mortgage
35,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	35,121
170,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	170,609
60,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	60,620
100,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	100,498
905,000	4.000%, 01/01/36 Series D FHA
	Insured	Aa3/AA-/AA-	964,214
	Wyoming Community Development
	Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	851,767
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	537,580
150,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	155,535
	Total Housing		3,308,072

	Local Public Property (13.5%)
	Bluffdale, Utah Local Building
	Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,335,394
	Brigham, Utah Special Assessment
	Voluntary Assessment Area
766,000	5.250%, 08/01/23	A1/NR/NR	768,244
	CIVICVentures, Alaska Revenue
	Refunding, Anchorage Convention
	Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,172,620
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,169,570
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,165,770
	Clark County, Nevada Improvement
	District Special Local Improvement
	#128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	494,204
	Downtown Redevelopment Authority,
	Texas Tax Increment Contract
	Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,184,680

13 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Eagle Mountain, Utah Special
	Assessment Area
$320,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	$351,014
	Harris County, Texas Sports Refunding
	Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	576,980
	Hillsborough County, Florida Capital
	Improvement Non-Ad Valorem
	Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,165,810
	Houston, Texas Hotel Occupancy Tax
	and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A/NR	1,145,230
	Jacksonville, Florida Special Revenue
	and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	A3/AA/AA-	1,157,902
	Mesquite, Nevada New Special
	Improvement District
70,000	5.400%, 08/01/20	NR/NR/NR*	70,502
240,000	5.500%, 08/01/25	NR/NR/NR*	241,121
	Midvale, Utah Redevelopment Agency
	Tax Increment & Sales Tax Revenue
	Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	925,927
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,523,822
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,212,270
	Old Spanish Trail/Almeda Corridors
	Redevelopment Authority, Texas Tax
	Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,134,970
	Orange County, Florida Tourist
	Development Tax Revenue
	Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,194,470
	Orem, Utah Special Assessment
130,000	7.750%, 11/01/25	NR/NR/NR*	130,347
	Saint George Place, Texas
	Redevelopment Authority Tax
	Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A2/AA/NR	665,688

14 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Salt Lake City, Utah Local Building
	Authority Lease Revenue
$955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	$1,029,643
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	734,760
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	444,478
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	473,492
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,311,231
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	510,232
	Salt Lake City, Utah Mosquito
	Abatement District Local Building
	Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	905,769
810,000	5.000%, 02/15/31	Aa3/NR/NR	997,572
	South Jordan, Utah Special Assessment
	(Daybreak Assessment Area No. 1)
1,245,000	4.000%, 11/01/27	NR/AA+/NR	1,425,861
1,575,000	4.000%, 11/01/28	NR/AA+/NR	1,797,973
1,360,000	4.000%, 11/01/30	NR/AA+/NR	1,536,569
	St. Augustine, Florida Capital
	Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/A+	566,390
	St. Lucie County, Florida School Board
	COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	559,025
	Tooele County, Utah Municipal
	Building Authority Lease Revenue
	Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	990,352
885,000	4.000%, 12/15/29	NR/AA-/NR	1,024,989
920,000	4.000%, 12/15/30	NR/AA-/NR	1,055,562
	Unified Utah Fire Service Area Local
	Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,614,704
	Washington County, Utah Municipal
	Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	595,340
500,000	5.000%, 10/01/37	Aa3/NR/NR	588,360

15 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Weber County, Utah Special
	Assessment Summit Mountain Area
$1,570,000	5.500%, 01/15/28	NR/AA/NR	$1,773,064
4,075,000	5.750%, 01/15/33	NR/AA/NR	4,620,561
	West Jordan, Utah Municipal Building
	Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,209,190
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,189,910
	West Palm Beach, Florida Community
	Redevelopment Agency Tax
	Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,795,410
	West Valley City, Utah Municipal
	Building Authority Lease Revenue
	Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	993,591
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,202,660
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	374,448
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	881,896
	West Valley City, Utah Redevelopment
	Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,261,058
	Total Local Public Property		54,250,625

	Pollution Control (0.6%)
	Sublette County, Wyoming Pollution
	Control Revenue, Exxon Capital
	Ventures, Inc. VRDN
2,500,000	1.900%, 10/01/44 AMT	Aaa/NR/NR	2,500,000

	Public Schools (1.7%)
	Alpine, Utah Local Building Authority
	School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,143,979
	Grand City, Utah Local Building
	Authority School District Lease
	Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,943,505

16 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public Schools (continued)
	Ogden City, Utah Municipal Building
	Authority School District Lease
	Revenue
$1,125,000	5.000%, 01/15/30	A1/NR/NR	$1,398,712
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,491,604
	Uintah County, Utah School District
	Municipal Building Authority Lease
	Revenue Refunding
856,000	2.000%, 08/01/22	NR/NR/NR*	856,360
	Total Public Schools		6,834,160

	Sales Tax (6.6%)
	Central Puget Sound, Washington
	Regional Transit Authority Sales &
	Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,200,790
	Cottonwood Heights, Utah Sales Tax
	Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	2,313,700
	Herriman City, Utah Sales & Franchise
	Tax Revenue Refunding
2,040,000	4.000%, 08/01/25 Series B	NR/AA+/NR	2,222,866
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,399,228
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,791,972
	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,406,282
	Miami-Dade County, Florida Transit
	System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,173,360
	Ogden City, Utah Franchise Tax
	Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,796,340
	Reno, Nevada Sales Tax Revenue, First
	Lien, ReTRAC-Reno Transportation
	Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	601,830
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	840,750

17 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Sales Tax (continued)
	Salt Lake County, Utah Sales Tax
	Revenue
$2,000,000	5.000%, 02/01/24 Series A	NR/AAA/AAA	$2,172,740
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,878,127
	South Jordan, Utah Redevelopment
	Agency Subordinated Sales Tax & Tax
	Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,185,270
	Summit County, Utah Transportation
	Sales Tax Revenue
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,663,629
	Utah Transit Authority Sales Tax
	Revenue Subordinated
1,000,000	5.000%, 12/15/32	A1/A+/AA	1,245,220
	Utah Transit Authority Sales Tax
	Revenue Subordinated, Capital
	Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	680,520
	West Valley City, Utah Sales Tax
	Revenue Capital Appreciation
	Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,998,115
	Total Sales Tax		26,570,739

	State Agency (2.1%)
	Utah Infrastructure Agency Layton City
	Telecommunications & Franchise Tax
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	627,190
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,660,000	3.000%, 10/15/20 Series A	NR/NR/BBB-	1,674,890
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	642,824
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	688,051
	Utah Infrastructure Agency
	Telecommunications & Franchise
	Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	609,660
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	731,117

18 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	State Agency (continued)
	Utah State Building Ownership
	Authority Lease Revenue Refunding
	State Facilities Master Lease Program
$1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	$1,164,420
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,074,687
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,106,906
	Total State Agency		8,319,745

	Transportation (4.0%)
	Clark County, Nevada Highway
	Improvement Revenue Indexed Fuel
	Tax & Subordinate Motor Vehicle
	Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,370,580
500,000	5.000%, 07/01/36	Aa3/AA-/NR	608,965
	Salt Lake County, Utah Excise Tax Road
	Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,156,900
	Utah Transit Authority Sales Tax
	Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,884,650
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,833,750
	Utah Transit Authority Sales Tax &
	Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	264,479
	Total Transportation		16,119,324

	Water and Sewer (7.8%)
	Central Utah Water Conservancy District
	Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,193,051
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,066,010
	Eagle Mountain, Utah Water & Sewer
	Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	473,441
	El Paso, Texas Water & Sewer Revenue
	Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,144,120

19 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Florida State Governmental Utility
	Authority Refunding Revenue Bonds
	(Lehigh Utility System)
	5.000%, 10/01/31 Series 2014 AGMC
$500,000	Insured	A1/AA/NR	$582,495
	Hooper, Utah Water Improvement
	District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,147,960
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	248,074
	Jordan Valley, Utah Water Conservancy
	District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,246,280
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,146,350
	Jordanelle, Utah Special Service District
240,000	5.500%, 11/15/19	NR/NR/NR*	240,127
253,000	5.600%, 11/15/20	NR/NR/NR*	253,101
268,000	5.700%, 11/15/21	NR/NR/NR*	268,123
283,000	5.800%, 11/15/22	NR/NR/NR*	283,147
299,000	6.000%, 11/15/23	NR/NR/NR*	299,206
	Lakewood, WA Water District
750,000	4.000%, 12/01/37 AMT	NR/AA-/NR	826,687
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/AA-/A+	1,209,940
1,000,000	5.000%, 10/01/31 Series A	Aa3/AA-/A+	1,098,170
	Mountain Regional Water Special
	Service District, Utah Water Revenue
	Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,216,570
	Ogden City, Utah Sewer & Water
	Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,308,515
	Ogden City, Utah Storm Drain Revenue
	Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	568,065
	Okaloosa County, Florida Water and
	Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,191,900

20 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Salt Lake City, Utah Public Utilities
	Revenue
$1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	$1,204,550
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,679,930
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,195,040
	San Jacinto, Texas River Authority
	Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,127,300
	Sarasota, Florida Utility System Revenue
	Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,558,771
	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,280,860
	Utah Water Finance Agency Revenue
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,160,050
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,216,790
	Weber Basin, Utah Water Conservancy
	District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	994,340
	West Harris County, Texas Regional
	Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	985,734
	Total Water and Sewer		31,414,697
	Total Revenue Bonds		291,572,848

	Pre-Refunded Bonds (13.9%)††
	Pre-Refunded General Obligation
	Bonds (2.9%)
	City and County (2.1%)
	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,293,840
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,009,150
	San Angelo, Texas Certificates of
	Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,802,853
	Washoe County, Nevada Refunding
	Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,128,460
	Total City and County		8,234,303

21 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Public Schools (0.8%)
	Granite School District, Utah, Salt Lake
	County School Building (School
	Board Guaranty Program)
$1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	$1,062,060
	Washoe County, Nevada School District
	Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	A1/AA/NR	2,120,700
	Total Public Schools		3,182,760
	Total Pre-Refunded General Obligation
	Bonds		11,417,063

	Pre-Refunded Revenue Bonds (11.0%)
	Charter Schools (0.3%)
	Utah State Charter School Finance
	Authority Davinci Academy,
	Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,076,320

	Electric (0.7%)
	Clark County, Washington Public
	Utility District No. 001 Generating
	Refunding
1,000,000	5.000%, 01/01/24	Aa3/A+/AA-	1,009,150
	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	344,890
	Jacksonville Electric Authority, Florida
	Electric System Revenue
465,000	4.500%, 10/01/32 Series Three 2012A	NR/NR/NR*	487,204
	Utah Associated Municipal Power
	System Revenue, Horse Butte Wind
	Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/NR	1,110,063
	Total Electric		2,951,307

	Healthcare (0.8%)
	Campbell County, Wyoming Hospital
	District, Hospital Revenue, Memorial
	Hospital Project
1,040,000	5.000%, 12/01/20	NR/NR/NR*	1,046,219
1,000,000	5.500%, 12/01/34	NR/NR/NR*	1,006,800

22 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Healthcare (continued)
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
$260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	$266,604
	Tarrant County, Texas Cultural Education
	Facilities Finance Corp. Hospital
	Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	NR/NR/NR*	961,481
70,000	5.250%, 08/15/25	NR/NR/NR*	72,370
	Total Healthcare		3,353,474

	Higher Education (1.1%)
	Utah State Board of Regents, University
	of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,282,699
	Utah State University Student Building
	Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,458,012
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,537,437
	Total Higher Education		4,278,148

	Local Public Property (0.6%)
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/NR/NR*	1,067,018
1,150,000	5.000%, 11/01/25	NR/NR/NR*	1,175,059
245,000	5.000%, 11/01/29	NR/NR/NR*	250,339
	Total Local Public Property		2,492,416

	Sales Tax (0.3%)
	Riverton City, Utah Franchise & Sales
	Tax Revenue
1,000,000	5.250%, 12/01/36	NR/AA+/AAA	1,141,640

23 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	State Agency (2.0%)
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
$1,970,000	5.250%, 10/15/30	A2/NR/NR	$2,419,042
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,145,450
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,883,058
	5.500%, 10/15/30 Series A AGMC
1,000,000	Insured	A2/NR/NR	1,084,750
	5.250%, 10/15/33 Series A AGMC
1,475,000	Insured	A2/NR/NR	1,592,617
	Total State Agency		8,124,917

	Transportation (0.3%)
	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,098,780

	Water and Sewer (4.9%)
	Central Weber, Utah Sewer Improvement
	District Revenue Refunding
	5.000%, 03/01/28 Series A AGMC
1,000,000	Insured	NR/AA/AA	1,015,540
	5.000%, 03/01/33 Series A AGMC
4,000,000	Insured	NR/AA/AA	4,062,160
	Jordan Valley, Utah Water Conservancy
	District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/NR	6,326,280
	Laredo, Texas Waterworks Sewer System
	Revenue
1,450,000	5.000%, 03/01/24 Series 2010	Aa3/AA-/AA-	1,472,229
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA/NR	1,556,025
	North Slope Borough, Alaska Service Area
	10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/NR/NR*	1,064,450
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,064,450
985,000	5.250%, 06/30/34	NR/NR/NR*	1,048,483
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
1,100,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,210,407

24 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	South Weber City, Utah Water Revenue
$930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	$952,841
	Total Water and Sewer		19,772,865
	Total Pre-Refunded Revenue Bonds		44,289,867
	Total Pre-Refunded Bonds		55,706,930
	Total Municipal Bonds
	(cost $370,466,075)		392,107,905

Shares	Short-Term Investment (1.7%)
6,898,740	Dreyfus Treasury Obligations Cash
	Management - Institutional Shares,
	1.84%** (cost $6,898,740)	Aaa-mf/AAAm/NR	6,898,740

	Total Investments
	(cost $377,364,815-note 4)	99.1%	399,006,645
	Other assets less liabilities	0.9	3,652,610
	Net Assets	100.0%	$402,659,255

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody's or AAA of S&P and Fitch	9.0%
Pre-Refunded bonds ††	14.2
Aa of Moody's or AA of S&P and Fitch.	54.0
A of Moody's or S&P and Fitch	14.9
BBB of S&P and Fitch	3.5
Not Rated*	4.4
100.0%

25 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF - Permanent School Fund
VRDN- Variable Rate Demand Note

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2019 (unaudited)

ASSETS
Investments at value (cost $377,364,815)	$399,006,645
Interest receivable	4,990,850
Receivable for Fund Shares sold	683,317
Other assets	29,102
Total assets	404,709,914

LIABILITIES
Payable for investment securities purchased	1,128,580
Payable for Fund shares redeemed	621,180
Management fee payable	157,044
Dividends payable	102,300
Distribution and service fees payable	2,354
Accrued expenses payable	39,201
Total liabilities	2,050,569
NET ASSETS	$402,659,255

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$381,504
Additional paid-in capital	382,597,219
Total distributable earnings	19,680,532
$402,659,255
CLASS A
Net Assets	$220,015,373
Capital shares outstanding	20,869,502
Net asset value and redemption price per share	$10.54
Maximum offering price per share (100/96 of $10.54)	$10.98

CLASS C
Net Assets	$31,973,691
Capital shares outstanding	3,035,444
Net asset value and offering price per share	$10.53

CLASS F
Net Assets	$2,068,214
Capital shares outstanding	195,663
Net asset value, offering and redemption price per share	$10.57

CLASS Y
Net Assets	$148,601,977
Capital shares outstanding	14,049,808
Net asset value, offering and redemption price per share	$10.58

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2019 (unaudited)

Investment Income
Interest income		$6,337,337
Expenses
Management fee (note 3)	$965,264
Distribution and service fee (note 3)	378,335
Transfer and shareholder servicing agent fees	102,103
Trustees’ fees and expenses (note 6)	69,074
Legal fees	66,872
Fund accounting fees	36,686
Registration fees and dues	28,244
Shareholders’ reports	15,602
Auditing and tax fees	12,850
Insurance	9,025
Custodian fees	6,681
Chief compliance officer services (note 3)	5,624
Miscellaneous	38,363
Total expenses	1,734,723

Management fee waived (note 3)	(38,616)
Net expenses		1,696,107
Net investment income		4,641,230

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	(6,939)
Change in unrealized appreciation on investments	6,782,043

Net realized and unrealized gain (loss) on investments		6,775,104
Net change in net assets resulting from operations		$11,416,334

See accompanying notes to financial statements.

28 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(unaudited)	March 31, 2019
OPERATIONS:
Net investment income.	$4,641,230	$9,546,562
Realized gain (loss) from securities transactions	(6,939)	(736,959)
Change in unrealized appreciation on investments.	6,782,043	6,746,149
Change in net assets resulting from operations	11,416,334	15,555,752

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:	(2,515,780)	(5,128,011)

Class C Shares:	(270,855)	(813,309)

Class F Shares:	(18,108)	(3,495)

Class Y Shares:	(1,836,475)	(3,601,455)
Change in net assets from distributions	(4,641,218)	(9,546,270)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	56,289,631	103,371,438
Reinvested dividends and distributions	3,982,181	7,923,273
Cost of shares redeemed.	(42,783,818)	(138,292,063)
Change in net assets from capital share transactions	17,487,994	(26,997,352)

Change in net assets	24,263,110	(20,987,870)

NET ASSETS:
Beginning of period	378,396,145	399,384,015
End of period	$402,659,255	$378,396,145

See accompanying notes to financial statements.

29 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH NOTES

NOTES TO FINANCIAL STATEMENTS STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

1. Organization

     Aquila Tax-Free Fund For Utah (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund For Utah), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

30 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2019:

Investments
Valuation Inputs*	in Securities
Level 1 – Quoted Prices — Short-Term Investment	$6,898,740
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	392,107,905
Level 3 – Significant Unobservable Inputs	—
Total	$399,006,645

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2016 – 2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

31 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no items identified that have been reclassified among components of net assets.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”

j)	New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed this provision and has concluded that there is no impact to the Fund.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

32 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is currently in effect until September 30, 2020. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2019, the Fund incurred management fees of $965,264 of which $38,616 was waived.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2019, distribution fees on Class A Shares amounted to $209,366, of which the Distributor retained $9,071.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. For the six months ended September 30, 2019, these payments amounted to $126,727. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $42,242. The total of these payments with respect to Class C Shares amounted to $168,969, of which the Distributor retained $41,650.

33 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2019, total commissions on sales of Class A Shares amounted to $101,495, of which the Distributor received $8,044.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2019, purchases of securities and proceeds from the sales of securities aggregated $19,836,353 and $9,272,000, respectively.

     At September 30, 2019, the aggregate tax cost for all securities was $377,364,815. At September 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $21,649,881 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $8,051, for a net unrealized appreciation of $21,641,830.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2019, the Fund had 70% of its long-term portfolio holdings invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

34 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

6. Trustees’ Fees and Expenses

     At September 30, 2019, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2019 was $54,359. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2019, such meeting-related expenses amounted to $14,715.

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2019		Year Ended
	(unaudited)		March 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	2,428,087	$25,480,157	4,607,652 $	$46,767,390
Reinvested dividends and
distributions	209,239	2,195,725	417,282	4,246,639
Cost of shares redeemed	(1,463,172)	(15,298,958)	(6,279,482)	(63,681,734)
Net change	1,174,154	12,376,924	(1,254,548)	(12,667,705)
Class C Shares:
Proceeds from shares sold	305,903	3,203,210	281,805	2,864,109
Reinvested dividends and
distributions	22,894	239,860	68,465	695,728
Cost of shares redeemed	(912,933)	(9,530,109)	(2,384,614)	(24,198,362)
Net change	(584,136)	(6,087,039)	(2,034,344)	(20,638,525)
Class F Shares:
Proceeds from shares sold	138,318	1,452,362	68,741	704,499
Reinvested dividends and
distributions	1,716	18,108	314	3,242
Cost of shares redeemed	(11,122)	(116,434)	(2,304)	(23,644)
Net change	128,912	1,354,036	66,751	684,097
Class Y Shares:
Proceeds from shares sold	2,490,814	26,153,902	5,192,588	53,035,440
Reinvested dividends and
distributions	145,153	1,528,488	291,748	2,977,664
Cost of shares redeemed	(1,702,317)	(17,838,317)	(4,949,546)	(50,388,323)
Net change	933,650	9,844,073	534,790	5,624,781
Total transactions in Fund
shares	1,652,580	$17,487,994	(2,687,351)	$(26,997,352)

35 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2019, the Fund had capital loss carry forwards of $1,735,951 of which $1,290,295 retains its character of short-term and $445,656 retains its character of long-term; both have no expiration.

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Net tax-exempt income	$9,483,091	$10,248,470
Ordinary Income	63,179	85,066
	$9,546,270	$10,333,536

     As of March 31, 2019, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$344,696
Accumulated net realized loss on investments	(1,735,951)
Unrealized appreciation	14,859,960
Post October losses	(449,146)
Other temporary differences	(114,143)
$12,905,416

36 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, post October losses, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds (which is comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 26, 2020 (per the August 28, 2019 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2019.

37 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.36		$10.18	$10.26	$10.56	$10.50	$10.10
Income (loss) from investment operations:
Net investment income(1)	0.13		0.26	0.27	0.27	0.29	0.33
Net gain (loss) on securities
(both realized and unrealized)	0.18		0.18	(0.08)	(0.30)	0.06	0.40
Total from investment operations	0.31		0.44	0.19	(0.03)	0.35	0.73
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.26)	(0.27)	(0.26)	(0.28)	(0.32)
Distributions from capital gains	—		—	—	(0.01)	(0.01)	(0.01)
Total distributions	(0.13)		(0.26)	(0.27)	(0.27)	(0.29)	(0.33)
Net asset value, end of period	$10.54		$10.36	$10.18	$10.26	$10.56	$10.50
Total return (not reflecting sales charge)	2.96	%(2)	4.36%	1.84%	(0.26)%	3.41%	7.34%
Ratios/supplemental data
Net assets, end of period (in millions)	$220		$204	$213	$211	$221	$205
Ratio of expenses to average net assets	0.88	%(3)	0.86%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income to average
net assets	2.40	%(3)	2.52%	2.61%	2.54%	2.75%	3.14%
Portfolio turnover rate	2	%(2)	14%	15%	23%	20%	16%

Expense and net investment income ratios without the effect of the contractual expense cap and/or fee waiver were (note 3):

Ratio of expenses to average net assets	0.90	%(3)	0.89%	0.87%	0.86%	0.87%	0.91%
Ratio of net investment income to average
net assets	2.38	%(3)	2.49%	2.58%	2.52%	2.72%	3.07%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

38 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.35		$10.17	$10.25	$10.55	$10.50	$10.10
Income (loss) from investment operations:
Net investment income(1)	0.08		0.17	0.19	0.18	0.20	0.24
Net gain (loss) on securities
(both realized and unrealized)	0.18		0.19	(0.08)	(0.29)	0.06	0.41
Total from investment operations	0.26		0.36	0.11	(0.11)	0.26	0.65
Less distributions (note 9):
Dividends from net investment income	(0.08)		(0.18)	(0.19)	(0.18)	(0.20)	(0.24)
Distributions from capital gains	—		—	—	(0.01)	(0.01)	(0.01)
Total distributions	(0.08)		(0.18)	(0.19)	(0.19)	(0.21)	(0.25)
Net asset value, end of period	$10.53		$10.35	$10.17	$10.25	$10.55	$10.50
Total return (not reflecting CDSC)	2.55	%(2)	3.53%	1.03%	(1.06)%	2.55%	6.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$32		$37	$58	$73	$75	$81
Ratio of expenses to average net assets	1.68	%(3)	1.65%	1.64%	1.64%	1.64%	1.63%
Ratio of net investment income to average
net assets	1.60	%(3)	1.72%	1.81%	1.74%	1.95%	2.34%
Portfolio turnover rate	2	%(2)	14%	15%	23%	20%	16%

Expense and net investment income ratios without the effect of the contractual expense cap and/or fee waiver were (note 3):

Ratio of expenses to average net assets	1.70	%(3)	1.68%	1.66%	1.66%	1.67%	1.71%
Ratio of net investment income to average
net assets	1.58	%(3)	1.69%	1.78%	1.72%	1.92%	2.27%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

39 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
	Six Months		For the Period
	Ended		November 30, 2018*
	September 30, 2019		through
	(unaudited)		March 31, 2019
Net asset value, beginning of period	$10.39		$10.12
Income (loss) from investment operations:
Net investment income(1)	0.14		0.09
Net gain (loss) on securities
(both realized and unrealized)	0.18		0.27
Total from investment operations	0.32		0.36
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.09)
Distributions from capital gains	—		—
Total distributions	(0.14)		(0.09)
Net asset value, end of period	$10.57		$10.39
Total return (not reflecting sales charge)	3.07	%(3)	3.58	%(3)
Ratios/supplemental data
Net assets, end of period (in millions)	$2.0		$0.7
Ratio of expenses to average net assets	0.65	%(2)	0.65	%(2)
Ratio of net investment income to
average net assets	2.60	%(2)	2.71	%(2)
Portfolio turnover rate	2	%(3)	14	%(2)

Expense and net investment income ratios without the effect of the contractual expense cap and/or fee waiver were (note 3):

Ratio of expenses to average net assets	0.67	%(2)	0.68	%(2)
Ratio of investment inome to average net
assets	2.58	%(2)	2.68	%(2)

________________________

*	Commencement of operations.
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Annualized.
(3)	Not annualized.

See accompanying notes to financial statements.

40 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.39		$10.22	$10.29	$10.59	$10.53	$10.13
Income (loss) from investment operations:
Net investment income(1)	0.14		0.28	0.29	0.29	0.31	0.35
Net gain (loss) on securities
(both realized and unrealized)	0.19		0.17	(0.07)	(0.29)	0.06	0.40
Total from investment operations	0.33		0.45	0.22	—	0.37	0.75
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.28)	(0.29)	(0.29)	(0.30)	(0.34)
Distributions from capital gains	—		—	—	(0.01)	(0.01)	(0.01)
Total distributions	(0.14)		(0.28)	(0.29)	(0.30)	(0.31)	(0.35)
Net asset value, end of period	$10.58		$10.39	$10.22	$10.29	$10.59	$10.53
Total return (not reflecting sales charge)	3.16	%(2)	4.46%	2.15%	(0.05)%	3.61%	7.54%
Ratios/supplemental data
Net assets, end of period (in millions)	$149		$136	$129	$125	$112	$100
Ratio of expenses to average net assets	0.68	%(3)	0.66%	0.64%	0.64%	0.64%	0.63%
Ratio of net investment income to average
net assets	2.60	%(3)	2.72%	2.81%	2.75%	2.95%	3.33%
Portfolio turnover rate	2	%(2)	14%	15%	23%	20%	16%

Expense and net investment income ratios without the effect of the contractual expense cap and/or fee waiver were (note 3):

Ratio of expenses to average net assets	0.70	%(3)	0.69%	0.67%	0.66%	0.67%	0.70%
Ratio of net investment income to average
net assets	2.58	%(3)	2.69%	2.78%	2.73%	2.92%	3.26%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

41 | Aquila Tax-Free Fund For Utah

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2019. The independent Trustees met telephonically on August 26, 2019 and in person on September 15, 2019 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 15, 2019, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2020. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. James Thompson, Tony Tanner and Royden Durham as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. They considered that Mr. Thompson, the Fund’s lead portfolio manager, is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including non-rated securities and those securities with less than the highest ratings from the rating agencies.

42 | Aquila Tax-Free Fund For Utah

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (the Fund and seven other single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for each of the one, three, five and ten-year periods ended June 30, 2019. The Trustees noted that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2019. The Trustees further considered that the Fund outperformed its benchmark index for the five and ten-year periods, but underperformed its benchmark index for the one and three-year periods, all as of June 30, 2019.

     The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Utah, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and that only 0.54% of the benchmark index consists of Utah bonds. They also noted that none of the funds in the Peer Group invests in Utah municipal obligations. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the fourth quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2019. The Trustees further noted that the Fund’s Sharpe ratio was in the second and first quintile for the three and five-year periods ended June 30, 2019, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance. The Trustees noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State.

43 | Aquila Tax-Free Fund For Utah

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was higher than the average and median contractual advisory fee, of the funds in the Peer Group (at the Fund’s current asset level) and higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at the Fund’s current asset level and various asset levels up to $5 billion). The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements, were 0.007% lower than the average actual expenses of the funds in the Product Category for Expenses but higher than the average actual expenses of the funds in the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees further noted that beginning October 1, 2018, the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2020. The Manager may not terminate these arrangements without the approval of the Board of Trustees.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees considered that the Manager was currently voluntarily waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue to voluntarily waive fees as necessary for the Fund to remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

44 | Aquila Tax-Free Fund For Utah

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

45 | Aquila Tax-Free Fund For Utah

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/19 –	Value	4/1/19 –	Expense
Class	4/1/19	9/30/19	9/30/19	9/30/19	9/30/19	Ratio
A	$1,000	$1,029.60	$4.47	$1,020.60	$4.45	0.88%
C	$1,000	$1,025.50	$8.51	$1,016.60	$8.47	1.68%
F	$1,000	$1,030.70	$3.30	$1,021.75	$3.29	0.65%
Y	$1,000	$1,031.60	$3.45	$1,021.60	$3.44	0.68%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

46 | Aquila Tax-Free Fund For Utah

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports that you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2019, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2019, $9,483,091 of dividends paid by Aquila Tax-Free Fund For Utah, constituting 99.3% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2020, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2019 calendar year.

47 | Aquila Tax-Free Fund For Utah

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees
Thomas A. Christopher, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
Laureen L. White

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Paul G. O’Brien, Senior Vice President

James T. Thompson, Vice President and Lead Portfolio Manager

Royden P. Durham, Vice President and Portfolio Manager

Anthony A. Tanner, Vice President and Portfolio Manager

M. Kayleen Willis, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

     240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2019

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Aquila Tax-Free Trust of Arizona “Understanding Interest Rates” Serving Arizona investors since 1986

November, 2019

Dear Fellow Shareholder:

     The interest rate environment is one of the many factors that investors may find useful to consider when making a decision about current and future bond holdings – and whether to hold individual bonds or invest in a bond mutual fund such as Aquila Tax-Free Trust of Arizona. We, therefore, thought it might be useful to highlight some considerations to bear in mind both in a rising and a falling interest rate environment.

Duration

     A bond fund’s duration, specifically modified duration, is an indicator of how sensitive the net asset value (or share price) is to a change in interest rates. Duration provides investors with another aspect of comparison between bonds with different maturities and coupon rates. Simply stated, for every 1% change in interest rates, positive or negative, the price of a bond fund will inversely decline or increase by its modified duration. For example, if a fund’s modified duration is 5 years, the net asset value could be expected to rise 5% for every 1% decline in interest rates, and fall by 5% for every 1% increase in interest rates. Bond funds with longer average maturities and lower average coupons have a longer duration, and therefore generally experience a higher degree of price fluctuation, while bond funds with shorter average maturities and higher average coupons have a shorter duration and generally experience a lesser degree of price fluctuation. Given that Aquila Tax-Free Trust of Arizona seeks to provide as high a level of current income (exempt from Arizona state and regular federal income taxes) as is consistent with preservation of capital, duration is an important component of our portfolio management considerations.

Price Returns and Total Returns

     Performance of bond funds is not solely tied to the incremental changes in interest rates. Bond fund total returns are generated from two sources; interest payments on bonds (paid as fund distributions or dividends) and changes in bond prices. While interest rates rise, active portfolio managers have opportunities to purchase bonds at higher yields, and over time, a portfolio’s income may off-set a decline in the value of individual bonds, possibly mitigating the impact of that decline on a fund’s total return. In a falling interest rate environment, shareholders of a bond fund may benefit from the fund’s diversity in portfolio holdings which will typically include bonds issued at varying points in time, including periods of higher interest rates.

Active Bond Fund Management

     Active bond fund portfolio managers have the ability to take strategic steps in an effort to mitigate, to some degree, the impact of market volatility. With the ability to actively manage fund holdings over time, these portfolio managers may implement a number of strategies in order to adjust fund portfolio holdings based on market expectations. For example, fund portfolio holdings may be altered by quality rating in an effort to manage credit risk. Holdings may also be altered by maturity date and coupon, thereby adjusting portfolio duration, or the sensitivity of the portfolio to movements in interest rates. Reducing portfolio duration would reduce sensitivity to a change in interest rates.

NOT A PART OF THE SEMI-ANNUAL REPORT

The Aquila Group of Funds Approach

     The investment approach the Aquila Group of Funds follows in managing Aquila Tax-Free Trust of Arizona and each of our other municipal bond funds is based on a disciplined style, focused on an average intermediate portfolio maturity (in order to manage interest rate sensitivity) and bonds of investment grade quality coupled with our credit research (in order to manage credit risk). Over the history of the Aquila Group of Funds, intermediate maturity and high-quality bonds have demonstrated a relatively high degree of market liquidity. This has enabled us to maintain portfolio integrity in a wide variety of market environments, in that the sale of individual bond holdings has not changed the intermediate, high-quality characteristics of the portfolio.

     Thank you for your continued investment in Aquila Tax-Free Trust of Arizona.

Sincerely,

Diana P. Herrmann, Vice Chair and President

_____________________________________

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.

When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issues, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (28.4%)	and Fitch	Value
	City (6.4%)
	Buckeye Jackrabbit Trail Sanitary
	Sewer Improvement District
$286,000	6.250%, 01/01/29	NR/A-/NR	$289,206
	Gilbert Improvement District No. 19
15,000	5.200%, 01/01/23	Aa1/AA-/NR	15,047
	Gilbert Improvement District No. 20
590,000	5.100%, 01/01/29	Aa1/AA-/NR	595,263
	Glendale, Arizona
3,580,000	5.000%, 07/01/20	A1/AA-/AAA	3,681,099
200,000	5.000%, 07/01/33	NR/AA-/AAA	249,908
	Goodyear McDowell Road
	Commercial Corridor Improvement
	District
870,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	948,082
	Mesa, Arizona
2,540,000	2.000%, 07/01/20	Aa2/AA/NR	2,554,300
425,000	4.000%, 07/01/32	Aa2/AA/NR	494,420
425,000	4.000%, 07/01/33	Aa2/AA/NR	493,225
450,000	4.000%, 07/01/34	Aa2/AA/NR	520,713
	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	228,674
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	570,275
	Tempe, Arizona
945,000	2.000%, 07/01/20	NR/AAA/AAA	950,320
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,290,574
	Tempe Improvement District
	(Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,005,960
	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,128,150
	Total City		17,015,216

	County (5.2%)
	Maricopa Co. Daisy Mountain Fire
	District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	391,262
395,000	3.500%, 07/01/28 AGMC Insured	NR/AA/NR	441,606

4 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Maricopa Co. Special Health
	Care District
$2,500,000	5.000%, 07/01/25	Aa3/NR/AAA	$3,002,675
2,500,000	5.000%, 07/01/26	Aa3/NR/AAA	3,073,800
3,000,000	5.000%, 07/01/32	Aa3/NR/AAA	3,751,980
1,500,000	5.000%, 07/01/34	Aa3/NR/AAA	1,866,240
	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,118,350
	Total County		13,645,913

	School District (16.8%)
	Apache Co. Unified School District
	No. 10 (Round Valley)
710,000	4.000%, 07/01/20	A2/NR/NR	724,037
	Buckeye Union High School District
	No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,175,680
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	601,000
	Coconino Co. Unified School District
	No. 1 (Flagstaff)
300,000	5.000%, 07/01/20	Aa1/AA-/NR	308,427
	Gila Co. Unified School District No.
	10 (Payson)
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,157,540
	Glendale Union High School District
	No. 205
825,000	3.000%, 07/01/20	NR/A+/NR	835,321
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	588,845
	Maricopa Co. Elementary School
	District No. 1 (Phoenix)
1,225,000	2.000%, 07/01/20 BAMAC Insured	NR/AA/NR	1,231,260
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	571,000
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	523,632
	Maricopa Co. Elementary School
	District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa2/NR/NR	624,965
	Maricopa Co. Elementary School
	District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	614,755

5 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School District (continued)
	Maricopa Co. Elementary School
	District No. 14 (Creighton)
$1,260,000	5.000%, 07/01/20	A1/NR/NR	$1,294,436
	Maricopa Co. Elementary School
	District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aa1/AA/NR	412,769
	Maricopa Co. Elementary School
	District No. 59 (Laveen)
125,000	3.000%, 07/01/20†††	Aa3/NR/NR	126,624
	Maricopa Co. Elementary School
	District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	370,339
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	674,209
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	347,967
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	433,523
	Maricopa Co. High School District No.
	210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/AAA	571,530
	Maricopa Co. High School District No.
	214 (Tolleson)
825,000	4.000%, 07/01/34	Aa1/AA-/NR	954,641
	Maricopa Co. Unified School District
	No. 11 (Peoria)
750,000	3.000%, 07/01/20	NR/AA-/NR	759,607
1,500,000	4.000%, 07/01/25	A1/AA-/NR	1,604,310
675,000	4.500%, 07/01/33 AGMC Insured	A1/AA/NR	768,488
	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
150,000	5.500%, 07/01/22	NR/NR/NR*	150,179
	Maricopa Co. Unified School District
	No. 41 (Gilbert)
350,000	3.000%, 07/01/20	Aa2/AA-/NR	354,641
	Maricopa Co. Unified School District
	No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa3/A+/NR	1,865,713
	Maricopa Co. Unified School District
	No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A3/AA/NR	1,039,921

6 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School District (continued)
	Maricopa Co. Unified School District
	No. 69 (Paradise Valley)
$1,000,000	4.500%, 07/01/30	Aa2/NR/AAA	$1,098,540
	Maricopa Co. Unified School District
	No. 80 (Chandler)
300,000	5.000%, 07/01/23	Aa1/AA/NR	341,172
545,000	4.000%, 07/01/36	Aa1/AA/NR	624,783
	Maricopa Co. Unified School District
	No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	548,750
2,185,000	5.500%, 07/01/22 NPFG/FGIC
	Insured	Baa2/A+/NR	2,426,814
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,379,937
	Maricopa Co. Unified School District
	No. 93 (Cave Creek)
100,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	112,300
	Maricopa Co. Unified School District
	No. 97 (Deer Valley)
1,000,000	5.000%, 07/01/20	Aa2/NR/AA+	1,028,090
425,000	5.000%, 07/01/20	Aa2/NR/AA+	436,938
	Mohave Co. Unified School District
	No. 1 (Lake Havasu)
100,000	4.000%, 07/01/20	Aa2/NR/NR	102,068
500,000	5.000%, 07/01/35	Aa2/NR/NR	608,385
	Navajo Co. Unified School District
	No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	567,160
	Navajo Co. Unified School District
	No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	495,708
	Pima Co. Unified School District No.
	6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,323,737
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,043,081
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,122,800
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,123,940

7 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School District (continued)
	Pima Co. Unified School District No. 8
	(Flowing Wells)
$1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	$1,158,920
	Pima Co. Unified School District No.
	10 (Amphitheater)
300,000	5.000%, 07/01/20	Aa2/NR/NR	308,427
700,000	5.000%, 07/01/27	Aa2/A+/NR	741,916
	Pima Co. Unified School District No.
	12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,121,904
	Pinal Co. Unified School District No. 1
	(Florence)
200,000	2.000%, 07/01/21 BAMAC Insured	NR/AA/NR	202,340
	Pinal Co. Unified School District No.
	44 (J. O. Combs)
1,225,000	3.750%, 07/01/38 AGMC Insured	NR/AA/NR	1,345,724
	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa1/AA/NR	696,482
	Western Maricopa Education Center
	District No. 402
1,535,000	3.000%, 07/01/20	NR/AA-/NR	1,554,894
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,304,544
	Yavapai Co. Elementary School District
	No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	843,955
	Total School District		44,348,668
	Total General Obligation Bonds.		75,009,797

	Revenue Bonds (65.4%)
	Airport (5.8%)
	Phoenix Civic Improvement Corp.
	Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A+/NR	5,581,050
2,595,000	5.000%, 07/01/27 AMT	Aa3/AA-/NR	3,207,550
2,450,000	5.000%, 07/01/31 AMT	Aa3/AA-/NR	2,982,630
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,011,661
	Phoenix-Mesa Gateway
	AirportAuthority
515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	551,514
	Total Airport		15,334,405

8 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Charter Schools (1.1%)
	Arizona Industrial Development
	Authority (Basis Schools)
$240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	$280,493
	Arizona Industrial Development
	Authority (Equitable Schools)
225,000	5.000%, 11/01/21	NR/A/NR	241,031
	La Paz Co. Industrial Development
	Authority (Harmony Public Schools
	Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	230,824
	Maricopa Co. Industrial Development
	Authority (Great Hearts Arizona
	Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	298,500
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	374,963
	Phoenix Industrial Development
	Authority (Great Hearts Academies
	Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	552,940
	Phoenix Industrial Development
	Authority (Villa Montessori Inc.
	Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	458,521
	Phoenix Industrial Development
	Authority (Vista College Preparatory
	Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	509,258
	Total Charter Schools		2,946,530

	Excise Tax (13.0%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	442,144
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,158,720
	Buckeye Roosevelt Street Improvement
	District
100,000	4.000%, 01/01/32	NR/A-/NR	103,581
125,000	4.050%, 01/01/33	NR/A-/NR	129,392
	Bullhead City Excise Tax
295,000	3.000%, 07/01/20	NR/AA/NR	298,537
310,000	3.000%, 07/01/21	NR/AA/NR	318,528

9 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Excise Tax (continued)
	Cottonwood Pledged Revenue
	Obligations
$500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	$592,620
	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A1/AA-/NR	512,980
	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA-/NR	1,583,576
	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AAA/AAA	496,845
	Goodyear Public Improvement Corp.
500,000	5.250%, 07/01/24	Aa3/AA-/NR	552,405
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,644,585
	Graham Co. Jail District Revenue
	Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,159,200
	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	296,824
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,567,552
	Mesa Street & Highway Revenue
	Refunding
450,000	5.000%, 07/01/20 AGMC Insured	A2/NR/NR	462,128
	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,145,632
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
	5.500%, 07/01/27 BHAC/FGIC
2,000,000	Insured.	Aa1/AA+/NR	2,559,320
	5.500%, 07/01/30 BHAC/FGIC
2,000,000	Insured.	Aa1/AA+/NR	2,719,660
	5.500%, 07/01/23 NPFG/FGIC
1,000,000	Insured	Aa2/AA/NR	1,144,030
	5.500%, 07/01/33 NPFG/FGIC
2,300,000	Insured.	Aa2/AA/NR	3,249,371
	Phoenix Civic Improvement Corp.
	Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,039,380
	Pinal Co. Revenue Obligations
	Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,732,860

10 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Excise Tax (continued)
	Queen Creek Excise Tax & State
	Shared Revenue
$250,000	5.000%, 08/01/30	NR/AA/AA	$282,340
	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	2,037,007
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,078,116
	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AAA	1,776,225
	Scottsdale Preservation Authority
255,000	5.000%, 07/01/20	Aa2/AA+/AAA	262,104
	Sedona Excise Tax
2,605,000	4.500%, 07/01/26 AGMC Insured	NR/AA/NR	2,841,013
	Total Excise Tax		34,186,675

	Healthcare (12.6%)
	Arizona Health Facilities Authority
	(Banner Health)
5,000,000	4.000%, 01/01/43	NR/AA-/AA-	5,187,700
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,232,160
	Arizona Health Facilities Authority
	(Dignity Health)
2,175,000	5.250%, 03/01/39	Baa1/BBB+/BBB+	2,280,487
	Arizona Health Facilities Authority
	(Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	A1/A/A+	1,081,010
775,000	5.000%, 02/01/30	A1/A/A+	835,295
6,035,000	5.000%, 02/01/34	A1/A/A+	6,481,952
	Arizona Health Facilities Authority
	(Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,451,020
1,500,000	5.000%, 12/01/42	A2/NR/A	1,698,915
	Maricopa Co. Industrial Development
	Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A	2,526,300
1,000,000	4.125%, 09/01/42	A2/NR/A	1,113,190

11 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Healthcare (continued)
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
$1,000,000	5.000%, 10/01/20	NR/AA-/NR	$1,036,240
500,000	5.250%, 10/01/25	NR/AA-/NR	535,345
500,000	5.250%, 10/01/26	NR/AA-/NR	534,835
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional Medical
	Center)
200,000	5.000%, 08/01/21	A2/NR/A+	213,302
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,135,340
675,000	5.000%, 08/01/34	A2/NR/A+	800,665
	Yuma Industrial Development
	Authority (Yuma Regional Medical
	Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,834,830
200,000	5.000%, 08/01/32	NR/A/NR	229,154
	Total Healthcare		33,207,740

	Higher Education (7.7%)
	Arizona Board of Regents (Arizona
	State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	568,051
285,000	5.000%, 07/01/32	Aa2/AA/NR	310,696
115,000	5.000%, 07/01/32	Aa2/AA/NR	125,368
	Arizona Board of Regents (Arizona State
	University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	883,522
	Arizona Board of Regents (Northern
	Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	657,081
	Arizona Board of Regents (University
	of Arizona System) Speed Stimulus
	Plan for Economic & Educational
	Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,725,330
	Arizona Board of Regents (University
	of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	464,452
460,000	5.000%, 06/01/31	Aa2/AA-/NR	499,367

12 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	Arizona Industrial Development
	Authority (North Carolina Central
	University Student Housing)
$250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	$278,457
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	764,029
	Arizona State University Speed
	Stimulus Plan for Economic &
	Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	718,887
	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	736,917
	McAllister Academic Village (Arizona
	State University Hassayampa)
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,191,950
	Northern Arizona University Speed
	Stimulus Plan for Economic &
	Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,596,133
	Phoenix Industrial Development
	Authority (Downtown Phoenix
	Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	236,162
400,000	5.000%, 07/01/33	Baa3/NR/NR	478,776
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,461,500
	Phoenix Industrial Development
	Authority (Eastern Kentucky
	University Project)
500,000	5.000%, 10/01/36	A3/BBB+/NR	579,330
	Phoenix Industrial Development
	Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,166,140
	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,332,151
750,000	4.000%, 07/01/37	Aa3/NR/AA-	856,703
500,000	4.000%, 07/01/38	Aa3/NR/AA-	569,580
	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,056,840
	Yuma/ La Paz Counties Community
	College District (Arizona Western
	College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,102,290
	Total Higher Education		20,359,712

13 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Lease (5.1%)
	Arizona Board of Regents (Northern
	Arizona University) COP
$600,000	5.000%, 09/01/27	A2/A/NR	$655,686
500,000	5.000%, 09/01/28	A2/A/NR	545,360
1,000,000	5.000%, 09/01/29	A2/A/NR	1,088,340
	Arizona School District Tax
	Anticipation Note Financing
	Program COP
3,500,000	2.000%, 07/28/20	MIG 1/SP-1+/NR	3,518,305
	Nogales Municipal Development
	Authority, Inc.
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	738,086
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	925,773
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,234,760
	Pima COP
430,000	5.000%, 12/01/19	NR/AA-/AA	432,610
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,472,308
	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	573,200
	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	601,230
	State of Arizona COP Department
	Administration
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	670,000
	Total Lease		13,455,658

	Mortgage (3.2%)
	Eastmark Community Facilities District
	No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	388,097
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	403,891
	Estrella Mountain Ranch Community
	Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,186,690

14 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Mortgage (continued)
	Festival Ranch Community Facilities
	District
$950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	$1,142,023
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	899,483
	Goodyear Community Facilities
	Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	550,310
500,000	4.000%, 07/15/32	A1/A-/NR	557,750
	Merrill Ranch Community Facilities
	District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	792,846
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	530,371
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	930,623
	Verrado Community Facilities Utilities
	District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	534,415
	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/AA-	554,056
	Total Mortgage		8,470,555

	Pollution Control (3.0%)
	Apache Co. Industrial Development
	Authority, Pollution Control, Tucson
	Electric Power Co.
2,955,000	4.500%, 03/01/30	A3/A-/NR	3,117,407
	Coconino Co. Pollution Control,
	Nevada Power Co.
2,000,000	1.800%, 09/01/32 AMT	A2/A+/NR	2,001,120
	Coconino Co. Pollution Control,
	Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/A-/NR	2,005,460
	Maricopa Co. Pollution Control, El
	Paso Electric Co.
375,000	3.600%, 02/01/40	Baa2/BBB/NR	396,086
250,000	3.600%, 04/01/40	Baa2/BBB/NR	264,162
	Total Pollution Control		7,784,235

15 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Resource Recovery (3.0%)
	Chandler Industrial Development
	Authority (Intel Corporation Project)
$4,250,000	2.700%, 12/01/37 AMT (Mandatory
	Put Date 8/14/23)	A1/A+/NR	$4,406,527
	Maricopa Co. Industrial Development
	Authority, (Waste Management Inc.
	Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory
	Put Date 6/03/24)	NR/A-/NR	1,535,340
	Yavapai Co. Industrial Development
	Authority, (Waste Management Inc.
	Project)
1,500,000	2.800%, 06/01/27 AMT (Mandatory
	Put Date 06/01/21)	NR/A-/NR	1,529,745
520,000	2.200%, 03/01/28 AMT (Mandatory
	Put Date 06/03/24)	NR/A-/NR	531,736
	Total Resource Recovery		8,003,348

	Senior Living Facilities (2.7%)
	Arizona Industrial Development
	Authority, First Tier (Great Lakes
	Senior Living Communities)
480,000	4.250%, 01/01/40	NR/BBB+/NR	515,035
	Arizona Industrial Development
	Authority, Second Tier (Great Lakes
	Senior Living Communities)
620,000	5.000%, 01/01/28	NR/BBB/NR	729,287
555,000	5.000%, 01/01/29	NR/BBB/NR	658,546
1,205,000	5.000%, 01/01/30	NR/BBB/NR	1,430,829
1,405,000	4.000%, 01/01/33	NR/BBB/NR	1,497,589
	Maricopa Co. Industrial Development
	Authority (Christian Care Retirement
	Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,168,350
	Pima Co. Industrial Development
	Authority (Christian Care Senior
	Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,167,760
	Total Senior Living Facilities		7,167,396

16 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (0.2%)
	Pima Co. Regional Transportation
	Authority Excise Tax
$500,000	5.000%, 06/01/26	NR/AA+/AA	$564,465

	Utility (3.7%)
	Greater Arizona Development
	Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	569,100
	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,697,670
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,222,745
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue
305,000	4.750%, 07/01/31	NR/A+/NR	320,598
	Salt River Project Agricultural
	Improvement and Power Revenue
600,000	5.000%, 01/01/20	Aa1/AA/NR	605,538
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,786,450
	Surprise Utility System Senior Lien
	Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	594,207
	Total Utility		9,796,308

	Water/Sewer (4.3%)
	Arizona Water Infrastructure Finance
	Authority
250,000	4.250%, 10/01/19	Aaa/AAA/AAA	250,000
	Gilbert Water Resource Municipal
	Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,337,096
	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	546,775
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	Aa3/A+/NR	1,800,295
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	675,519
	Lake Havasu City Wastewater System
	Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,159,900

17 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water/Sewer (continued)
	Phoenix Civic Improvement Corp.
	Wastewater Revenue
$1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	$1,793,640
	Phoenix Civic Improvement Corp.
	Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,319,659
	Pima Co. Sewer Revenue System
1,335,000	5.000%, 07/01/26	NR/AA/AA-	1,466,337
865,000	5.000%, 07/01/27	NR/AA/AA-	948,870
	Total Water/Sewer		11,298,091
	Total Revenue Bonds		172,575,118

	Pre-Refunded Bonds (4.4%)††
	Pre-Refunded General Obligation
	Bonds (1.0%)
	School District (1.0%)
	Maricopa Co. Elementary School
	District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	288,973
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
1,200,000	4.750%, 07/01/30	Aa1/AA/NR	1,272,984
	Pima Co. Unified School District No. 8
	(Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,030,030
	Total Pre-Refunded General
	Obligation Bonds		2,591,987

	Pre-Refunded Revenue Bonds (3.4%)
	Excise Tax (0.1%)
	Mesa Excise Tax
250,000	5.000%, 07/01/32	Aa3/AA+/NR	275,093

	Healthcare (2.1%)
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,509,765
	Maricopa Co. Hospital Revenue
	(Sun Health)
1,320,000	5.000%, 04/01/25	NR/NR/NR*	1,457,386
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,463,343
	Total Healthcare		5,430,494

18 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Lease (1.1%)
	Arizona State Lottery Bonds
$3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	$3,027,090

	Utility (0.1%)
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A+/NR	267,135
	Total Pre-Refunded Revenue Bonds		8,999,812
	Total Pre-Refunded Bonds		11,591,799
	Total Municipal Bonds
	(cost $242,902,588)		259,176,714

Shares	Short-Term Investment (0.5%)
1,357,730	Dreyfus Treasury Obligations Cash
	Management - Institutional Shares,
	1.84%** (cost $1,357,730)	Aaa-mf/AAAm/NR	1,357,730

	Total Investments (cost $244,260,318
	note 4)	98.7%	260,534,444
	Other assets less liabilities	1.3	3,357,363
	Net Assets	100.0%	$263,891,807

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch; MIG 1 of Moody’s or SP-1+ of S&P	13.5%
Pre-refunded bonds††	4.5
Aa of Moody's or AA of S&P or Fitch	50.6
A of Moody's or S&P or Fitch.	25.4
Baa of Moody's or BBB of S&P or Fitch	5.2
Not Rated*	0.8
100.0%

19 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

Note:	144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

20 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2019 (unaudited)

ASSET
Investments at value (cost $244,260,318)	$260,534,444
Interest recievable	2,668,205
Receivable for Fund Shares sold	1,319,908
Other assets	21,789
Total assets	264,544,346

LIABILITIES
Payable for Fund shares redeemed	267,031
Payable for investments purchased	126,614
Dividends payable	115,617
Management fee payable	86,124
Distribution and service fees payable	1,026
Accrued expenses	56,127
Total liabilities	652,539
NET ASSETS	$263,891,807

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$244,175
Additional paid-in capital	247,237,777
Total distributable earnings	16,409,855
$263,891,807
CLASS A
Net Assets	$207,872,707
Capital shares outstanding	19,239,411
Net asset value and redemption price per share	$10.80
Maximum offering price per share (100/96 of $10.80)	$11.25
CLASS C
Net Assets	$8,636,777
Capital shares outstanding	799,743
Net asset value and offering price per share	$10.80

CLASS Y
Net Assets	$47,382,323
Capital shares outstanding	4,378,353
Net asset value, offering and redemption price per share	$10.82

See accompanying notes to financial statements.

21 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2019 (unaudited)

Investment Income
Interest income		$4,330,011
Expenses
Investment Adviser fee (note 3)	$518,644
Distribution and service fee (note 3)	191,241
Transfer and shareholder servicing agent fees	56,673
Trustees’ fees and expenses (note 7)	50,356
Legal fees	49,269
Registration fees and dues	20,616
Shareholders’ reports	11,989
Auditing and tax fees	11,600
Insurance	5,946
Chief compliance officer services (note 3)	5,572
Custodian fees	5,228
Miscellaneous	37,431
Total expenses		964,565
Net investment income		3,365,446

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	217,080
Change in unrealized appreciation on investments	4,455,077

Net realized and unrealized gain on investments		4,672,157
Net change in net assets resulting from operations		$8,037,603

See accompanying notes to financial statements.

22 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(unaudited)	March 31, 2019

OPERATIONS
Net investment income	$3,365,446	$7,006,005
Realized gain (loss) from securities transactions	217,080	(489,188)
Change in unrealized appreciation on investments	4,455,077	4,243,166
Change in net assets resulting from operations	8,037,603	10,759,983

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(2,654,029)	(6,122,759)

Class C Shares	(76,252)	(242,005)

Class Y Shares	(594,328)	(1,172,687)

Change in net assets from distributions	(3,324,609)	(7,537,451)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	19,605,705	38,416,713
Reinvested dividends and distributions	2,546,495	5,659,807
Cost of shares redeemed	(16,361,763)	(67,244,261)
Change in net assets from capital share
transactions	5,790,437	(23,167,741)

Change in net assets	10,503,431	(19,945,209)

NET ASSETS:
Beginning of period	253,388,376	273,333,585
End of period	$263,891,807	$253,388,376

See accompanying notes to financial statements.

23 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Arizona (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Trust of Arizona), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business Trust and commenced operations on March 13, 1986. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

24 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2019:

Investments
Valuation Inputs*	in Securities
Level 1 – Quoted Prices — Short-Term Investment	$1,357,730
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	259,176,714
Level 3 – Significant Unobservable Inputs	—
Total	$260,534,444

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2016 – 2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

25 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no items identified that have been reclassified among components of net assets.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

j)	New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed this provision and has concluded that there is no impact to the Trust.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act).

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

26 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2019, distribution fees on Class A Shares amounted to $147,246, of which the Distributor retained $15,854.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $32,996. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, these payments amounted to $10,999. The total of these payments with respect to Class C Shares amounted to $43,995, of which the Distributor retained $11,078.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2019, total commissions on sales of Class A Shares amounted to $31,452, of which the Distributor received $6,432.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2019, purchases of securities and proceeds from the sales of securities aggregated $23,100,031 and $30,634,215, respectively.

27 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     At September 30, 2019, the aggregate tax cost for all securities was $243,842,438. At September 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $16,715,095 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $23,089 for a net unrealized appreciation of $16,692,006.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The general policy of the Fund is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2019, the Fund had all of its long-term portfolio holdings invested in the securities of Arizona issuers.

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2019		Year Ended
	(unaudited)		March 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	874,801	$9,379,031	1,986,356	$20,746,982
Reinvested dividends and
distributions	184,878	1,987,408	431,540	4,505,330
Cost of shares redeemed	(1,041,528)	(11,175,493)	(4,062,728)	(42,343,636)
Net change	18,151	190,946	(1,644,832)	(17,091,324)

Class C Shares:
Proceeds from shares sold	53,284	572,882	234,927	2,443,858
Reinvested dividends and
distributions	6,211	66,716	20,443	213,336
Cost of shares redeemed	(131,768)	(1,412,841)	(725,089)	(7,563,891)
Net change	(72,273)	(773,243)	(469,719)	(4,906,697)

Class Y Shares:
Proceeds from shares sold	897,887	9,653,792	1,455,858	15,225,873
Reinvested dividends and
distributions	45,723	492,371	89,976	941,141
Cost of shares redeemed	(349,530)	(3,773,429)	(1,658,997)	(17,336,734)
Net change	594,080	6,372,734	(113,163)	(1,169,720)
Total transactions in Fund
shares	539,958	$5,790,437	(2,227,714)	$(23,167,741)

28 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

7. Trustees’ Fees and Expenses

     At September 30, 2019, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2019 was $37,429. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2019, such meeting-related expenses amounted to $12,927.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2019, the Fund had capital loss carry forwards of $516,743 of which $221,572 retains its character of short-term and $295,171 retains its character of long-term; both have no expiration.

29 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2019 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Net tax-exempt income	$6,864,628	$7,663,672
Ordinary Income	70,430	118,875
Long-term capital gains	602,393	618,009
	$7,537,451	$8,400,556

     As of March 31, 2019, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$508,854
Undistributed net realized loss on investments	(516,743)
Unrealized appreciation	11,890,108
Post October losses	(41,797)
Other temporary differences	(143,561)
$11,696,861

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds (which is comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 26, 2020 (per the August 28, 2019 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2019.

30 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.61		$10.47	$10.58	$10.95	$10.98	$10.63
Income (loss) from investment operations:
Net investment income(1)	0.14		0.29	0.30	0.32	0.37	0.38
Net gain (loss) on securities
(both realized and unrealized)	0.19		0.16	(0.10)	(0.36)	(0.03)	0.35
Total from investment operations.	0.33		0.45	0.20	(0.04)	0.34	0.73
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.29)	(0.29)	(0.32)	(0.35)	(0.38)
Distributions from capital gains	—		(0.02)	(0.02)	(0.01)	(0.02)	—
Total distributions	(0.14)		(0.31)	(0.31)	(0.33)	(0.37)	(0.38)
Net asset value, end of period	$10.80		$10.61	$10.47	$10.58	$10.95	$10.98
Total return (not reflecting sales charge)	3.10	%(2)	4.37%	1.93%	(0.42)%	3.20%	6.92%
Ratios/supplemental data
Net assets, end of period (in millions)	$208		$204	$218	$229	$242	$234
Ratio of expenses to average net assets	0.74	%(3)	0.73%	0.69%	0.70%	0.71%	0.73%
Ratio of net investment income to average
net assets	2.60	%(3)	2.74%	2.77%	2.96%	3.36%	3.49%
Portfolio turnover rate	9	%(2)	34%	16%	19%	10%	14%

_________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

31 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.61		$10.47	$10.58	$10.95	$10.98	$10.63
Income (loss) from investment operations:
Net investment income(1)	0.09		0.20	0.20	0.23	0.28	0.29
Net gain (loss) on securities
(both realized and unrealized)	0.19		0.15	(0.09)	(0.37)	(0.03)	0.34
Total from investment operations.	0.28		0.35	0.11	(0.14)	0.25	0.63
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.19)	(0.20)	(0.22)	(0.26)	(0.28)
Distributions from capital gains	—		(0.02)	(0.02)	(0.01)	(0.02)	—
Total distributions	(0.09)		(0.21)	(0.22)	(0.23)	(0.28)	(0.28)
Net asset value, end of period	$10.80		$10.61	$10.47	$10.58	$10.95	$10.98
Total return (not reflecting sales charge)	2.67	%(2)	3.49%	1.06%	(1.26)%	2.34%	6.02%
Ratios/supplemental data
Net assets, end of period (in millions)	$9		$9	$14	$17	$18	$18
Ratio of expenses to average net assets	1.59	%(3)	1.58%	1.54%	1.55%	1.56%	1.58%
Ratio of net investment income to average
net assets	1.75	%(3)	1.88%	1.92%	2.11%	2.51%	2.63%
Portfolio turnover rate	9	%(2)	34%	16%	19%	10%	14%

_________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

32 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.63		$10.49	$10.60	$10.97	$11.00	$10.65
Income (loss) from investment operations:
Net investment income(1)	0.15		0.30	0.31	0.34	0.38	0.40
Net gain (loss) on securities
(both realized and unrealized)	0.19		0.16	(0.09)	(0.37)	(0.02)	0.34
Total from investment operations.	0.34		0.46	0.22	(0.03)	0.36	0.74
Less distributions (note 9):
Dividends from net investment income	(0.15)		(0.30)	(0.31)	(0.33)	(0.37)	(0.39)
Distributions from capital gains	—		(0.02)	(0.02)	(0.01)	(0.02)	—
Total distributions	(0.15)		(0.32)	(0.33)	(0.34)	(0.39)	(0.39)
Net asset value, end of period	$10.82		$10.63	$10.49	$10.60	$10.97	$11.00
Total return (not reflecting sales charge)	3.17	%(2)	4.51%	2.08%	(0.26)%	3.38%	7.07%
Ratios/supplemental data
Net assets, end of period (in millions)	$47		$40	$41	$42	$41	$27
Ratio of expenses to average net assets	0.60	%(3)	0.59%	0.55%	0.55%	0.56%	0.58%
Ratio of net investment income to average
net assets	2.74	%(3)	2.88%	2.92%	3.11%	3.49%	3.63%
Portfolio turnover rate	9	%(2)	34%	16%	19%	10%	14%

_________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

33 | Aquila Tax-Free Trust of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2019. The independent Trustees met telephonically on August 26, 2019 and in person on September 15, 2019 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 15, 2019, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2020. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Messrs. Tony Tanner, James Thompson and Royden Durham as portfolio managers for the Trust and has established facilities and capabilities for credit analysis of the Trust’s portfolio securities. They considered that Mr. Tanner, the Trust’s lead portfolio manager, is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies.

34 | Aquila Tax-Free Trust of Arizona

     The Trustees noted that the Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (the Trust and five other Arizona intermediate and long municipal bond funds, as classified by Morningstar, that charge a front- end sales charge);

•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group for each of the one, three, five and ten-year periods ended June 30, 2019. The Trustees also considered that, as reflected in the Consultant’s Report, the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2019. The Trustees further considered that the Trust outperformed its benchmark index for the five and ten-year periods, but underperformed its benchmark index for the one and three-year periods, all as of June 30, 2019. The Trustees noted that the Trust invests primarily in municipal obligations issued by the State of Arizona, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Trust’s benchmark index includes, municipal bonds of issuers throughout the United States and that approximately 2% of the benchmark index consists of Arizona bonds. The Trustees also noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses.

35 | Aquila Tax-Free Trust of Arizona

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the third quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2019. The Trustees further noted that the Trust’s Sharpe ratio was in the second quintile for the three-year period and the first quintile for the five-year period, both ended June 30, 2019, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees considered the Trust’s investment performance to be consistent with the investment objectives of the Trust. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion).

     The Trustees noted that the Trust’s actual management fee was higher than the average actual management fee of the funds in the Peer Group (after giving effect to fee waivers in effect for those funds) but lower than the average actual management fee of the funds in the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted that the Trust’s expenses were less than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Trust. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those funds.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

36 | Aquila Tax-Free Trust of Arizona

Profitability

     The Trustees received materials from each of the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Trust. The Trustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

37 | Aquila Tax-Free Trust of Arizona

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/19 –	Value	4/1/19 –	Expense
Class	4/1/19	9/30/19	9/30/19	9/30/19	9/30/19	Ratio
A	$1,000	$1,031.00	$3.76	$1,021.30	$3.74	0.74%
C	$1,000	$1,026.70	$8.06	$1,017.05	$8.02	1.59%
Y	$1,000	$1,031.70	$3.05	$1,022.00	$3.03	0.60%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

38 | Aquila Tax-Free Trust of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports that you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2019, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2019, $6,864,628 of dividends paid by Aquila Tax-Free Trust of Arizona, constituting 91.1% of total dividends paid, were exempt-interest dividends, and $602,393 of dividends paid by the Fund constituting 8.0% of total dividends paid were capital gains; and the balance was ordinary income.

     Prior to February 15, 2020, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2019 calendar year.

39 | Aquila Tax-Free Trust of Arizona

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Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees
Thomas A. Christopher, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Paul G. O’Brien, Senior Vice President

Anthony A. Tanner, Vice President and

Lead Portfolio Manager

Royden P. Durham, Vice President and

Portfolio Manager

James T. Thompson, Vice President and

Portfolio Manager

Robert C. Arnold, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 5, 2019

By:	/s/ Joseph P. DiMaggio
December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 5, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 5, 2019

AQUILA MUNICIPAL TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.